Schedule of Investments (unaudited)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$12	$12,137
4.75%, 03/30/30 (Call 12/30/29)(a)	114	115,628
5.40%, 10/01/48 (Call 04/01/48)	348	360,841
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	30	26,204
4.20%, 06/01/30 (Call 03/01/30)	32	31,606
WPP Finance 2010, 3.75%, 09/19/24	1,074	1,078,640
		1,625,056
Aerospace & Defense — 1.1%
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	379	311,667
2.90%, 12/15/29 (Call 09/15/29)(a)	353	321,103
3.83%, 04/27/25 (Call 01/27/25)	1,002	1,003,283
4.40%, 06/15/28 (Call 03/15/28)	1,476	1,485,199
4.85%, 04/27/35 (Call 10/27/34)	358	363,341
5.05%, 04/27/45 (Call 10/27/44)	259	262,323
6.15%, 12/15/40	95	108,121
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	1,255	1,107,048
2.65%, 11/01/26 (Call 08/01/26)(a)	30	29,039
2.82%, 09/01/51 (Call 03/01/51)	496	374,768
3.03%, 03/15/52 (Call 09/15/51)	35	27,435
3.13%, 05/04/27 (Call 02/04/27)	359	350,467
3.13%, 07/01/50 (Call 01/01/50)	244	196,884
3.75%, 11/01/46 (Call 05/01/46)	217	192,655
4.05%, 05/04/47 (Call 11/04/46)	202	188,514
4.13%, 11/16/28 (Call 08/16/28)	408	415,470
4.15%, 05/15/45 (Call 11/16/44)	235	220,369
4.35%, 04/15/47 (Call 10/15/46)	145	140,225
4.45%, 11/16/38 (Call 05/16/38)	179	177,604
4.50%, 06/01/42	459	460,542
4.63%, 11/16/48 (Call 05/16/48)	442	451,768
4.70%, 12/15/41	42	42,262
4.80%, 12/15/43 (Call 06/15/43)	217	220,097
4.88%, 10/15/40	184	189,813
5.40%, 05/01/35(a)	25	27,543
6.13%, 07/15/38	55	64,474
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	82	73,073
2.75%, 04/01/31 (Call 01/01/31)	1,416	1,232,840
		10,037,927
Agriculture — 0.7%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	534	520,591
2.70%, 09/15/51 (Call 03/15/51)	115	89,184
3.25%, 03/27/30 (Call 12/27/29)	340	328,297
3.75%, 09/15/47 (Call 03/15/47)	239	223,350
4.02%, 04/16/43	98	93,012
4.50%, 03/15/49 (Call 09/15/48)	125	131,139
4.54%, 03/26/42	105	107,312
5.38%, 09/15/35(a)	29	32,516
5.94%, 10/01/32	117	134,892
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,800	1,682,946
2.75%, 05/14/31 (Call 02/14/31)	1,030	893,381
3.25%, 08/15/26 (Call 05/15/26)	963	937,442
	Par
Security	(000)	Value

Agriculture (continued)
3.75%, 09/25/27 (Call 06/25/27)	$1,737	$1,712,803
		6,886,865
Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	293	257,110
3.00%, 11/15/26 (Call 08/15/26)	70	67,560
3.45%, 11/16/27 (Call 08/16/27)	137	131,486
5.13%, 06/15/27 (Call 04/15/27)	462	481,519
		937,675
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	291	282,829
2.40%, 03/27/25 (Call 02/27/25)	108	106,888
2.75%, 03/27/27 (Call 01/27/27)(a)	100	97,990
2.85%, 03/27/30 (Call 12/27/29)	239	225,563
3.25%, 03/27/40 (Call 09/27/39)	118	105,553
3.38%, 11/01/46 (Call 05/01/46)	131	116,105
3.38%, 03/27/50 (Call 09/27/49)	168	148,579
3.63%, 05/01/43 (Call 11/01/42)	194	179,535
3.88%, 11/01/45 (Call 05/01/45)	193	184,286
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	440	443,054
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	40,793
3.75%, 09/15/25 (Call 07/15/25)	128	129,311
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	5	4,887
4.25%, 04/01/25 (Call 01/01/25)	300	300,543
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	175	169,682
2.80%, 04/23/27 (Call 02/23/27)	333	319,131
2.95%, 04/23/30 (Call 01/23/30)	378	343,243
		3,197,972
Auto Manufacturers — 0.5%
American Honda Finance Corp.
2.30%, 09/09/26(a)	342	325,067
2.35%, 01/08/27	265	250,889
3.50%, 02/15/28(a)	348	344,001
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	421	347,641
2.60%, 09/01/50 (Call 03/01/50)	300	215,454
3.65%, 10/01/23 (Call 07/01/23)	79	79,866
4.88%, 10/01/43 (Call 04/01/43)	245	249,349
Daimler Finance North America LLC, 8.50%, 01/18/31	433	557,241
General Motors Co.
5.00%, 04/01/35	96	91,335
5.15%, 04/01/38 (Call 10/01/37)	80	74,654
5.20%, 04/01/45	141	128,096
5.40%, 04/01/48 (Call 10/01/47)	31	28,758
5.95%, 04/01/49 (Call 10/01/48)	166	164,048
6.25%, 10/02/43	336	344,380
6.60%, 04/01/36 (Call 10/01/35)	563	609,335
6.75%, 04/01/46 (Call 10/01/45)	143	153,206
General Motors Financial Co. Inc., 5.65%, 01/17/29
(Call 10/17/28)	24	24,704
Toyota Motor Corp., 3.67%, 07/20/28	28	28,089
Toyota Motor Credit Corp.
1.80%, 02/13/25	96	92,749
2.00%, 10/07/24	40	39,136
2.15%, 02/13/30	90	79,939

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.00%, 04/01/25(a)	$120	$119,599
3.05%, 01/11/28	182	176,483
3.20%, 01/11/27	108	106,419
3.38%, 04/01/30	23	22,168
3.40%, 04/14/25	46	46,232
3.65%, 01/08/29	23	22,759
		4,721,597
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	310	211,646
4.35%, 03/15/29 (Call 12/15/28)(a)	72	70,141
4.40%, 10/01/46 (Call 04/01/46)	226	188,696
5.40%, 03/15/49 (Call 09/15/48)(a)	191	184,111
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	100	88,456
4.15%, 05/01/52 (Call 11/01/51)	158	127,212
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	131	130,421
4.38%, 03/15/45 (Call 09/15/44)	198	169,951
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	50	45,074
3.55%, 01/15/52 (Call 07/15/51)	17	11,912
3.80%, 09/15/27 (Call 06/15/27)	60	58,481
4.25%, 05/15/29 (Call 02/15/29)	55	52,788
5.25%, 05/15/49 (Call 11/15/48)	273	251,802
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	251	251,791
4.15%, 10/01/25 (Call 07/01/25)	60	61,217
		1,903,699
Banks — 22.1%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	517	523,018
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,535	8,289,107
1.13%, 09/18/25	4,410	4,029,020
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	125	111,094
2.96%, 03/25/31	200	173,946
3.23%, 11/22/32 (Call 11/22/31)(b)	201	166,679
3.31%, 06/27/29	213	197,762
3.49%, 05/28/30	30	27,505
3.80%, 02/23/28	166	158,962
5.18%, 11/19/25	56	57,304
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	90	85,687
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	30	25,184
2.48%, 09/21/36 (Call 09/21/31)(b)	411	334,114
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	155	136,026
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	145	124,578
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	168	147,440
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	284	218,362
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	292	255,199
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	180	132,197
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	243	219,762
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	40	35,505
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	390	293,959
	Par
Security	(000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	$140	$129,742
3.20%, 10/21/27 (Call 10/21/26)	128	124,065
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	40	33,460
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	192	189,172
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	113	108,159
3.50%, 04/19/26	128	127,407
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	112	109,976
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	73	70,959
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	232	227,051
3.80%, 03/08/37 (Call 03/08/32)(b)	410	370,919
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	343	338,229
3.88%, 08/01/25	73	74,255
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	266	241,416
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	247	242,253
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)(b)	123	120,037
4.00%, 01/22/25	129	129,921
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(a)(b)	225	209,770
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(b)	1,070	986,529
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	512	497,915
4.25%, 10/22/26	258	260,892
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	142	141,291
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	558	537,784
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	722	702,954
4.45%, 03/03/26	239	242,396
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	745	753,955
4.88%, 04/01/44(a)	328	333,996
5.00%, 01/21/44	446	461,779
5.88%, 02/07/42	586	672,458
6.11%, 01/29/37	697	790,210
6.22%, 09/15/26	155	164,568
7.75%, 05/14/38	262	342,578
Series L, 3.95%, 04/21/25	59	59,407
Series L, 4.18%, 11/25/27 (Call 11/25/26)	254	253,378
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(b)	20	17,441
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(b)	300	251,871
Bank of America N.A., 6.00%, 10/15/36	274	315,319
Bank of Montreal
0.78%, 01/10/25, (SOFR + 0.465%)(a)(b)	100	98,880
1.85%, 05/01/25	488	466,235
2.50%, 06/28/24	462	456,294
2.65%, 03/08/27	200	188,780
3.09%, 01/10/37 (Call 01/10/32)(b)	75	63,456

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.80%, 12/15/32 (Call 12/15/27)(b)	$936	$894,067
4.34%, 10/05/28 (Call 10/05/23)(b)	712	717,546
Series E, 3.30%, 02/05/24	783	786,876
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)(a)	1,650	1,574,281
2.10%, 10/24/24	311	305,091
2.20%, 08/16/23 (Call 06/16/23)	506	505,676
2.45%, 08/17/26 (Call 05/17/26)	1,431	1,377,996
2.80%, 05/04/26 (Call 02/04/26)	920	901,195
3.00%, 10/30/28 (Call 07/30/28)	1,077	1,008,330
3.25%, 09/11/24 (Call 08/11/24)	346	347,875
3.25%, 05/16/27 (Call 02/16/27)	618	609,669
3.30%, 08/23/29 (Call 05/23/29)	411	388,942
3.40%, 05/15/24 (Call 04/15/24)	279	282,387
3.40%, 01/29/28 (Call 10/29/27)	481	473,852
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(b)	935	922,406
3.45%, 08/11/23	464	469,471
3.85%, 04/28/28	728	732,310
3.85%, 04/26/29	500	497,595
3.95%, 11/18/25 (Call 10/18/25)	235	239,420
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	269	272,911
Series G, 3.00%, 02/24/25 (Call 01/24/25)	112	111,712
Bank of Nova Scotia (The)
0.65%, 07/31/24	115	108,927
0.70%, 04/15/24	340	324,833
1.05%, 03/02/26	4,235	3,829,329
1.30%, 06/11/25(a)	2,455	2,295,867
1.35%, 06/24/26	355	322,535
1.45%, 01/10/25	100	95,301
1.95%, 02/02/27	140	128,590
2.15%, 08/01/31(a)	1,890	1,589,433
2.20%, 02/03/25	2,963	2,874,080
2.44%, 03/11/24	1,000	988,150
2.45%, 02/02/32	125	106,604
2.70%, 08/03/26	261	249,871
2.95%, 03/11/27	500	479,390
3.40%, 02/11/24	3,032	3,046,190
3.45%, 04/11/25	2,000	1,993,260
4.50%, 12/16/25	1,567	1,598,136
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	170	168,072
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	413	348,539
2.89%, 11/24/32 (Call 11/24/31)(b)	1,680	1,418,726
3.56%, 09/23/35 (Call 09/23/30)(b)	258	224,961
3.65%, 03/16/25	220	219,219
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(b)	1,706	1,705,352
4.34%, 01/10/28 (Call 01/10/27)	380	375,942
4.38%, 09/11/24	145	146,873
4.38%, 01/12/26	310	311,472
4.84%, 05/09/28 (Call 05/07/27)	171	168,926
4.95%, 01/10/47	400	397,104
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(b)	407	411,282
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(b)	246	242,133
5.20%, 05/12/26	115	117,364
5.25%, 08/17/45	375	379,927
BNP Paribas SA, 4.25%, 10/15/24(a)	490	497,061
	Par
Security	(000)	Value

Banks (continued)
BPCE SA
3.38%, 12/02/26	$1,385	$1,350,389
4.00%, 04/15/24	1,323	1,338,902
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	567	549,621
3.10%, 04/02/24	1,232	1,232,850
3.50%, 09/13/23	1,428	1,444,036
Capital One Financial Corp., 5.27%, 05/10/33	200	205,232
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	139	119,181
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	217	191,197
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	103	93,087
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	70	62,088
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	343	335,320
3.20%, 10/21/26 (Call 07/21/26)	141	137,130
3.30%, 04/27/25	158	157,720
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(b)	242	240,216
3.40%, 05/01/26	139	137,207
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	484	466,247
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	421	410,155
3.70%, 01/12/26	147	146,613
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	610	573,632
3.88%, 03/26/25	98	98,279
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(b)	321	293,580
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	371	365,646
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	442	427,883
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(b)	176	173,203
4.13%, 07/25/28	217	213,634
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	75	75,664
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	338	322,705
4.30%, 11/20/26	136	136,996
4.40%, 06/10/25	31	31,378
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	201	198,950
4.45%, 09/29/27	525	526,150
4.60%, 03/09/26(a)	194	197,176
4.65%, 07/30/45	306	302,463
4.65%, 07/23/48 (Call 06/23/48)	615	614,121
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(b)	50	50,784
4.75%, 05/18/46(a)	298	284,974
4.91%, 05/24/33	40	41,079
5.30%, 05/06/44	243	249,843
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	290	309,198
5.50%, 09/13/25(a)	97	101,477
5.88%, 02/22/33	47	50,626
5.88%, 01/30/42	90	101,705
6.00%, 10/31/33	89	97,439
6.13%, 08/25/36	285	318,012
6.63%, 01/15/28	299	335,720
6.63%, 06/15/32	84	95,175
6.68%, 09/13/43	239	287,589
8.13%, 07/15/39	423	587,044

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	$77	$77,108
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	222	192,945
2.85%, 07/27/26 (Call 04/27/26)	101	96,128
3.25%, 04/30/30 (Call 01/30/30)	304	279,127
4.30%, 12/03/25 (Call 11/03/25)	71	71,483
Comerica Bank
2.50%, 07/23/24	41	40,253
4.00%, 07/27/25	350	349,415
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	519	522,332
4.00%, 02/01/29 (Call 11/03/28)	406	402,399
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	83	81,097
4.38%, 08/04/25	351	353,299
5.25%, 05/24/41	305	347,987
5.25%, 08/04/45	322	330,942
5.75%, 12/01/43	207	228,969
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25	126	125,820
Credit Suisse AG/New York NY, 3.63%, 09/09/24	45	44,901
Credit Suisse Group AG
3.75%, 03/26/25(a)	14	13,845
3.80%, 06/09/23	105	105,441
4.55%, 04/17/26	114	114,120
4.88%, 05/15/45	455	423,691
Deutsche Bank AG, 4.10%, 01/13/26	144	143,595
Deutsche Bank AG/London, 3.70%, 05/30/24	226	226,628
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	535	446,313
3.50%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	595	523,433
3.70%, 05/30/24	503	503,196
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	505	497,506
4.10%, 01/13/26	205	204,258
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	111	96,836
3.45%, 07/27/26 (Call 04/27/26)	80	77,790
4.25%, 03/13/26	49	48,953
4.65%, 09/13/28 (Call 06/13/28)	216	215,771
Fifth Third Bancorp.
4.34%, 04/25/33	100	99,542
8.25%, 03/01/38	402	538,037
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	135	144,893
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	315	296,176
4.63%, 02/13/47 (Call 08/13/46)	90	86,757
Goldman Sachs Capital I, 6.30%, 02/15/34	249	278,163
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	4	3,299
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	384	322,756
2.60%, 02/07/30 (Call 11/07/29)	213	187,900
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	994	857,822
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	299	256,970
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	100	77,868
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	434	388,981
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(b)	33	32,706
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	210	176,064
3.50%, 01/23/25 (Call 10/23/24)	79	79,164
3.50%, 04/01/25 (Call 03/01/25)	60	60,041
	Par
Security	(000)	Value

Banks (continued)
3.50%, 11/16/26 (Call 11/16/25)	$620	$613,292
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	164	160,474
3.75%, 02/25/26 (Call 11/25/25)	64	64,210
3.80%, 03/15/30 (Call 12/15/29)	229	220,060
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	324	316,156
3.85%, 01/26/27 (Call 01/26/26)	67	66,686
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	509	477,788
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	602	598,099
4.25%, 10/21/25	301	305,253
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	400	386,524
4.75%, 10/21/45 (Call 04/21/45)	482	484,357
4.80%, 07/08/44 (Call 01/08/44)	537	541,199
5.15%, 05/22/45	133	136,816
5.95%, 01/15/27	133	143,112
6.13%, 02/15/33	591	673,179
6.25%, 02/01/41	838	989,804
6.45%, 05/01/36	340	387,257
6.75%, 10/01/37	873	1,030,550
HSBC Bank USA N.A., 7.00%, 01/15/39	360	444,481
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	258	270,451
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	1,206	1,078,863
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	211	182,848
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	101	84,519
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	180	174,251
2.80%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	85	74,087
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	895	761,368
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	340	289,819
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	200	193,894
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(b)	185	184,752
3.90%, 05/25/26	160	158,901
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	945	898,525
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	351	343,046
4.25%, 03/14/24	317	320,788
4.25%, 08/18/25	95	95,510
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	165	164,762
4.30%, 03/08/26	95	95,502
4.38%, 11/23/26	426	427,730
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	721	713,884
4.95%, 03/31/30	341	346,712
5.25%, 03/14/44	399	392,847
6.10%, 01/14/42	409	458,968
6.50%, 05/02/36	446	500,180
6.50%, 09/15/37	491	550,396
6.80%, 06/01/38	225	256,372
7.63%, 05/17/32	562	665,419
HSBC USA Inc., 3.75%, 05/24/24	500	502,735
Huntington Bancshares Inc., 2.49%, 08/15/36	360	291,953
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	30	24,329

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.55%, 02/04/30 (Call 11/04/29)	$684	$602,515
2.63%, 08/06/24 (Call 07/06/24)	446	439,783
4.00%, 05/15/25 (Call 04/15/25)	448	453,242
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	693	594,213
3.55%, 04/09/24	432	433,348
3.95%, 03/29/27	606	595,746
4.05%, 04/09/29	307	296,599
4.10%, 10/02/23	393	398,545
4.55%, 10/02/28	535	535,193
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	7,355	7,469,885
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	234	222,681
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	153	145,679
2.50%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	60	51,888
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	161	142,200
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	50	37,505
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	1,004	874,143
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	286	258,527
2.95%, 10/01/26 (Call 07/01/26)	264	256,064
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	600	536,082
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	217	178,834
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	474	371,005
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(b)	224	185,064
3.20%, 06/15/26 (Call 03/15/26)	265	262,127
3.30%, 04/01/26 (Call 01/01/26)(a)	128	126,616
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	1,299	1,055,515
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	108	104,120
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	2	1,948
3.63%, 12/01/27 (Call 12/01/26)	173	169,050
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	296	285,110
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	303	298,431
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	377	354,354
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	424	379,866
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(b)	160	159,829
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	735	665,513
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	344	338,696
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	390	356,678
4.13%, 12/15/26	142	143,183
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(b)	254	252,954
4.25%, 10/01/27	188	190,284
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	521	496,794
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(b)	52	52,362
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	162	164,124
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	40	41,009
4.85%, 02/01/44	315	322,122
4.95%, 06/01/45	169	172,718
	Par
Security	(000)	Value

Banks (continued)
5.40%, 01/06/42	$411	$448,006
5.50%, 10/15/40	276	303,594
5.60%, 07/15/41	413	460,507
6.40%, 05/15/38	503	604,048
7.63%, 10/15/26(a)	109	124,480
7.75%, 07/15/25	63	70,057
8.00%, 04/29/27	481	561,462
8.75%, 09/01/30	14	17,726
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	108	107,626
3.40%, 05/20/26	415	403,264
3.90%, 04/13/29	135	130,401
KeyCorp.
2.25%, 04/06/27(a)	333	306,673
2.55%, 10/01/29(a)	376	334,990
4.10%, 04/30/28	315	313,009
4.15%, 10/29/25	87	88,198
Lloyds Bank PLC, 3.50%, 05/14/25(a)	200	198,620
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	277	250,796
2.44%, 02/05/26 (Call 02/05/25)(b)	290	278,612
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	295	283,259
3.75%, 01/11/27	245	241,058
3.87%, 07/09/25 (Call 07/09/24)(b)	170	170,206
3.90%, 03/12/24	180	181,316
4.05%, 08/16/23	86	87,100
4.34%, 01/09/48	413	355,163
4.38%, 03/22/28	521	520,015
4.45%, 05/08/25	365	371,774
4.55%, 08/16/28	160	160,949
4.58%, 12/10/25	491	493,543
4.65%, 03/24/26	375	377,051
5.30%, 12/01/45	162	159,576
Mitsubishi UFJ Financial Group Inc.
2.56%, 02/25/30	33	28,955
2.80%, 07/18/24	68	67,191
3.20%, 07/18/29	48	44,471
3.29%, 07/25/27	137	131,856
3.68%, 02/22/27	105	103,382
3.74%, 03/07/29	97	93,476
3.75%, 07/18/39	356	324,366
3.78%, 03/02/25	126	126,382
3.85%, 03/01/26	15	14,907
3.96%, 03/02/28	108	106,444
4.05%, 09/11/28	10	9,876
4.15%, 03/07/39	253	240,884
4.29%, 07/26/38	153	147,591
Mizuho Financial Group Inc.
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	173	167,969
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(b)	5	4,311
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	298	292,290
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	287	256,492
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(b)	56	51,141
3.17%, 09/11/27	15	14,243
3.66%, 02/28/27	5	4,890
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(b)	30	30,131

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.02%, 03/05/28	$50	$49,377
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(b)	198	194,784
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	10	9,122
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	290	237,913
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	540	445,262
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	173	165,154
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,060	895,679
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	260	242,575
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	352	283,856
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	260	223,662
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	312	279,970
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	431	422,630
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	440	326,603
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	115	102,604
3.13%, 07/27/26	315	307,941
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	493	479,615
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	225	225,430
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	457	434,845
3.63%, 01/20/27	135	133,882
3.70%, 10/23/24	265	268,763
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	321	313,517
3.88%, 01/27/26	563	566,766
3.95%, 04/23/27	285	281,683
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	362	345,630
4.00%, 07/23/25	259	262,294
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	120	120,229
4.30%, 01/27/45	765	729,588
4.35%, 09/08/26	514	520,482
4.38%, 01/22/47	705	683,025
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	324	326,867
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	311	306,391
5.00%, 11/24/25	322	333,441
5.30%, 04/20/37	65	65,790
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	356	411,999
6.25%, 08/09/26	275	299,480
6.38%, 07/24/42	689	843,054
7.25%, 04/01/32	437	535,338
Series F, 3.88%, 04/29/24	150	153,008
National Australia Bank Ltd./New York
2.50%, 07/12/26	706	675,854
3.38%, 01/14/26	85	84,360
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(b)	375	314,130
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	778	779,696
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(b)	925	938,218
6.10%, 06/10/23	51	52,164
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(b)	166	162,484
3.88%, 09/12/23	377	379,262
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	605	606,615
	Par
Security	(000)	Value

Banks (continued)
4.40%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	$389	$381,138
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	207	209,043
4.80%, 04/05/26	611	619,847
5.13%, 05/28/24	555	566,117
6.00%, 12/19/23	366	377,771
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	647	619,470
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	1,223	1,186,591
3.65%, 08/03/28 (Call 05/03/28)	474	474,114
3.95%, 10/30/25	2,246	2,286,585
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	15	15,094
PNC Bank N.A.
2.70%, 10/22/29	460	413,094
3.10%, 10/25/27 (Call 09/25/27)	351	340,835
3.25%, 01/22/28 (Call 12/23/27)	1,871	1,818,967
4.05%, 07/26/28	217	215,735
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	15	14,881
3.30%, 10/30/24 (Call 09/30/24)	20	20,044
3.88%, 04/10/25 (Call 03/10/25)	2,624	2,638,931
2.50%, 08/27/24 (Call 07/27/24)	2,918	2,867,489
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	386	346,431
2.60%, 07/23/26 (Call 05/23/26)	316	305,398
3.15%, 05/19/27 (Call 04/19/27)(a)	207	202,253
3.45%, 04/23/29 (Call 01/23/29)	588	567,297
3.90%, 04/29/24 (Call 03/29/24)	121	122,716
Regions Bank/Birmingham AL, 6.45%, 06/26/37	160	184,747
Regions Financial Corp., 7.38%, 12/10/37	358	449,172
Royal Bank of Canada
2.25%, 11/01/24	567	554,719
2.55%, 07/16/24	337	333,499
3.88%, 05/04/32	200	194,114
4.65%, 01/27/26	147	150,600
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	476	457,255
3.50%, 06/07/24 (Call 05/07/24)	452	450,436
4.40%, 07/13/27 (Call 04/14/27)	750	743,955
4.50%, 07/17/25 (Call 04/17/25)	564	570,407
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(b)	5	4,282
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(b)	106	101,208
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(b)	207	210,033
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	591	578,571
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	200	175,942
2.65%, 05/19/26	1,838	1,799,825
3.30%, 12/16/24(a)	1,026	1,034,967
3.55%, 08/18/25	1,797	1,816,569
3.70%, 11/20/23	30	30,502
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(b)	1,150	1,162,305
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(b)	458	460,263
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	30	29,922

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/15/25(a)	$45	$43,540
2.40%, 09/27/24	51	49,811
2.63%, 07/14/26	91	86,281
2.70%, 07/16/24	60	59,090
2.72%, 09/27/29(a)	20	17,858
2.75%, 01/15/30	360	320,850
3.01%, 10/19/26	83	79,778
3.04%, 07/16/29	437	400,073
3.20%, 09/17/29	229	208,500
3.35%, 10/18/27	74	71,520
3.36%, 07/12/27	165	160,017
3.40%, 01/11/27	114	111,039
3.54%, 01/17/28	296	285,406
3.78%, 03/09/26	134	133,244
3.94%, 07/19/28	46	45,052
4.31%, 10/16/28(a)	128	127,752
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	320	283,693
3.50%, 01/29/25(a)	270	268,393
4.57%, 04/29/33	100	98,559
Svenska Handelsbanken AB, 3.90%, 11/20/23	71	72,143
Toronto-Dominion Bank (The)
1.45%, 01/10/25(a)	100	95,673
1.95%, 01/12/27	100	92,264
2.00%, 09/10/31	396	330,284
2.45%, 01/12/32	100	86,087
2.65%, 06/12/24	759	752,511
2.80%, 03/10/27	100	95,617
3.20%, 03/10/32	100	91,833
3.25%, 03/11/24	724	727,222
3.50%, 07/19/23	1,176	1,189,559
3.63%, 09/15/31 (Call 09/15/26)(b)	797	782,048
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	322	314,893
2.25%, 03/11/30 (Call 12/11/29)	142	122,833
2.64%, 09/17/29 (Call 09/17/24)(b)	43	41,704
3.20%, 04/01/24 (Call 03/01/24)	5	5,021
3.63%, 09/16/25 (Call 08/16/25)	64	63,869
3.80%, 10/30/26 (Call 09/30/26)	30	29,864
4.05%, 11/03/25 (Call 09/03/25)	68	69,511
Truist Financial Corp.
2.85%, 10/26/24 (Call 09/26/24)	187	185,684
3.70%, 06/05/25 (Call 05/05/25)	204	205,571
3.88%, 03/19/29 (Call 02/16/29)	114	111,559
4.00%, 05/01/25 (Call 03/01/25)	195	198,274
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	182	169,861
3.90%, 04/26/28 (Call 03/24/28)	163	164,270
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	52	50,458
Westpac Banking Corp.
2.35%, 02/19/25	170	166,146
2.65%, 01/16/30	206	187,174
2.67%, 11/15/35 (Call 11/15/30)(b)	252	206,859
2.70%, 08/19/26	381	367,455
2.85%, 05/13/26	527	512,629
2.89%, 02/04/30 (Call 02/04/25)(b)	222	212,483
3.02%, 11/18/36 (Call 11/18/31)(b)	275	227,378
3.30%, 02/26/24(a)	151	152,113
3.35%, 03/08/27	558	548,754
	Par
Security	(000)	Value

Banks (continued)
3.40%, 01/25/28	$420	$410,903
4.11%, 07/24/34 (Call 07/24/29)(b)	236	221,217
4.32%, 11/23/31 (Call 11/23/26)(b)	230	225,483
4.42%, 07/24/39	295	274,480
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,603
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	330	297,898
		203,917,649
Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	736	738,399
4.70%, 02/01/36 (Call 08/01/35)	739	746,700
4.90%, 02/01/46 (Call 08/01/45)	1,231	1,229,092
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	230	202,842
4.63%, 02/01/44	321	307,146
4.70%, 02/01/36 (Call 08/01/35)	442	446,084
4.90%, 02/01/46 (Call 08/01/45)	225	223,513
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	262	252,552
3.75%, 07/15/42	394	339,557
4.00%, 04/13/28 (Call 01/13/28)	521	525,710
4.35%, 06/01/40 (Call 12/01/39)	102	97,094
4.38%, 04/15/38 (Call 10/15/37)	226	217,575
4.44%, 10/06/48 (Call 04/06/48)	333	311,025
4.50%, 06/01/50 (Call 12/01/49)	286	272,083
4.60%, 04/15/48 (Call 10/15/47)	361	345,477
4.60%, 06/01/60 (Call 12/01/59)	131	122,981
4.75%, 01/23/29 (Call 10/23/28)	631	658,240
4.75%, 04/15/58 (Call 10/15/57)	328	315,077
4.90%, 01/23/31 (Call 10/23/30)	481	508,109
4.95%, 01/15/42	269	270,611
5.45%, 01/23/39 (Call 07/23/38)	329	353,132
5.55%, 01/23/49 (Call 07/23/48)	499	544,808
5.80%, 01/23/59 (Call 07/23/58)	399	449,892
5.88%, 06/15/35	65	71,926
8.00%, 11/15/39	89	118,752
8.20%, 01/15/39	259	355,283
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	160	161,333
4.00%, 04/15/38 (Call 10/15/37)(a)	34	31,772
4.50%, 07/15/45 (Call 01/15/45)	174	167,515
Coca-Cola Co. (The)
1.65%, 06/01/30	753	653,039
1.75%, 09/06/24(a)	353	348,520
2.13%, 09/06/29	517	470,687
2.50%, 06/01/40	455	370,111
2.50%, 03/15/51	151	113,922
2.60%, 06/01/50	202	155,936
2.75%, 06/01/60	220	164,905
2.90%, 05/25/27(a)	105	104,049
3.00%, 03/05/51	220	183,845
3.38%, 03/25/27	448	452,794
3.45%, 03/25/30	223	221,533
4.20%, 03/25/50	160	162,310
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	123	112,486
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	90	80,600
3.15%, 08/01/29 (Call 05/01/29)	125	114,845

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
3.50%, 05/09/27 (Call 02/09/27)(a)	$246	$241,513
3.60%, 05/09/24	50	50,404
3.60%, 02/15/28 (Call 11/15/27)	190	184,036
3.70%, 12/06/26 (Call 09/06/26)	145	144,600
3.75%, 05/01/50 (Call 11/01/49)	92	75,881
4.10%, 02/15/48 (Call 08/15/47)	30	26,158
4.50%, 05/09/47 (Call 11/09/46)	107	97,352
4.65%, 11/15/28 (Call 08/15/28)(a)	150	152,375
5.25%, 11/15/48 (Call 05/15/48)	120	122,365
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,081	1,018,583
2.00%, 04/29/30 (Call 01/29/30)	1,002	878,904
2.13%, 10/24/24 (Call 09/24/24)	3,531	3,454,695
2.38%, 10/24/29 (Call 07/24/29)	1,600	1,454,272
3.50%, 09/18/23 (Call 08/18/23)	1,178	1,189,957
3.88%, 05/18/28 (Call 02/18/28)	1,860	1,885,073
5.88%, 09/30/36	204	237,207
Diageo Investment Corp.
4.25%, 05/11/42	355	345,507
7.45%, 04/15/35	380	500,840
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	579	476,546
4.38%, 05/10/43	120	113,857
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	215	204,158
3.13%, 12/15/23 (Call 10/15/23)(a)	69	69,292
3.20%, 05/01/30 (Call 02/01/30)	310	285,553
3.35%, 03/15/51 (Call 09/15/50)	55	42,837
3.40%, 11/15/25 (Call 08/15/25)	153	152,059
3.43%, 06/15/27 (Call 03/15/27)(a)	167	163,555
3.80%, 05/01/50 (Call 11/01/49)	129	108,360
4.05%, 04/15/32 (Call 01/15/32)	300	288,822
4.42%, 05/25/25 (Call 03/25/25)	72	73,733
4.42%, 12/15/46 (Call 06/15/46)	198	183,516
4.50%, 11/15/45 (Call 05/15/45)	76	70,691
4.50%, 04/15/52 (Call 10/15/51)	40	36,947
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	999	963,416
4.20%, 07/15/46 (Call 01/15/46)(a)	680	594,368
5.00%, 05/01/42	374	361,516
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	389	337,337
2.25%, 03/19/25 (Call 02/19/25)	609	601,235
2.38%, 10/06/26 (Call 07/06/26)	640	622,547
2.63%, 03/19/27 (Call 01/19/27)	259	252,996
2.63%, 07/29/29 (Call 04/29/29)	668	630,706
2.63%, 10/21/41 (Call 04/21/41)	50	41,221
2.75%, 04/30/25 (Call 01/30/25)	770	768,652
2.75%, 03/19/30 (Call 12/19/29)	468	441,053
2.75%, 10/21/51 (Call 04/21/51)	50	40,438
2.85%, 02/24/26 (Call 11/24/25)	369	366,517
2.88%, 10/15/49 (Call 04/15/49)	229	190,411
3.00%, 10/15/27 (Call 07/15/27)(a)	1,191	1,186,700
3.38%, 07/29/49 (Call 01/29/49)	138	121,814
3.45%, 10/06/46 (Call 04/06/46)	171	153,572
3.50%, 07/17/25 (Call 04/17/25)	351	356,342
3.60%, 03/01/24 (Call 12/01/23)	1,075	1,091,555
3.63%, 03/19/50 (Call 09/19/49)	294	276,580
3.88%, 03/19/60 (Call 09/19/59)	50	48,007
4.00%, 03/05/42	130	126,434
	Par
Security	(000)	Value

Beverages (continued)
4.25%, 10/22/44 (Call 04/22/44)	$95	$94,469
4.45%, 04/14/46 (Call 10/14/45)	630	658,363
5.50%, 01/15/40(a)	55	64,550
7.00%, 03/01/29	35	41,991
		38,856,300
Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	245	236,724
2.20%, 02/21/27 (Call 12/21/26)	587	553,664
2.30%, 02/25/31 (Call 11/25/30)(a)	294	258,479
2.45%, 02/21/30 (Call 11/21/29)	135	121,017
2.60%, 08/19/26 (Call 05/19/26)(a)	404	390,005
2.77%, 09/01/53 (Call 03/01/53)	125	88,775
3.00%, 01/15/52 (Call 07/15/51)	395	294,903
3.13%, 05/01/25 (Call 02/01/25)(a)	522	521,013
3.15%, 02/21/40 (Call 08/21/39)	250	206,865
3.20%, 11/02/27 (Call 08/02/27)	463	451,717
3.38%, 02/21/50 (Call 08/21/49)	300	242,163
3.63%, 05/22/24 (Call 02/22/24)	444	449,284
4.40%, 05/01/45 (Call 11/01/44)	451	431,769
4.40%, 02/22/62 (Call 08/22/61)	80	73,188
4.56%, 06/15/48 (Call 12/15/47)	417	404,648
4.66%, 06/15/51 (Call 12/15/50)	678	673,322
4.95%, 10/01/41	257	261,968
5.15%, 11/15/41 (Call 05/15/41)	300	313,893
5.65%, 06/15/42 (Call 12/15/41)(a)	88	96,833
5.75%, 03/15/40	30	33,161
6.38%, 06/01/37	25	29,998
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	389	392,797
5.25%, 06/23/45 (Call 12/23/44)	295	305,172
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	325	274,742
3.15%, 05/01/50 (Call 11/01/49)	323	235,835
3.25%, 02/15/51 (Call 08/15/50)(c)	85	62,397
4.05%, 09/15/25 (Call 06/15/25)	335	337,871
5.20%, 09/15/45 (Call 03/15/45)	510	513,259
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	21,189
2.50%, 09/01/23 (Call 07/01/23)	70	69,892
2.80%, 10/01/50 (Call 04/01/50)	55	40,173
2.95%, 03/01/27 (Call 12/01/26)	877	849,857
3.50%, 02/01/25 (Call 11/01/24)	831	835,346
3.65%, 03/01/26 (Call 12/01/25)	542	543,263
3.70%, 04/01/24 (Call 01/01/24)(a)	673	681,662
4.00%, 09/01/36 (Call 03/01/36)	180	175,145
4.15%, 03/01/47 (Call 09/01/46)	390	359,046
4.50%, 02/01/45 (Call 08/01/44)	576	553,380
4.60%, 09/01/35 (Call 03/01/35)	447	462,614
4.75%, 03/01/46 (Call 09/01/45)	509	508,725
4.80%, 04/01/44 (Call 10/01/43)	366	369,345
5.65%, 12/01/41 (Call 06/01/41)	387	430,209
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	145	103,985
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	75	53,063
3.55%, 09/02/50 (Call 03/02/50)	159	116,887
		14,429,243

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials — 0.9%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	$442	$384,478
2.72%, 02/15/30 (Call 11/15/29)	155	137,229
3.38%, 04/05/40 (Call 10/05/39)	308	252,289
3.58%, 04/05/50 (Call 10/05/49)	296	238,777
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	268	239,624
4.00%, 09/21/23 (Call 08/21/23)	416	421,013
4.00%, 06/15/25 (Call 03/15/25)	341	341,621
4.00%, 03/25/32 (Call 12/25/31)	30	27,429
4.50%, 03/25/52 (Call 09/25/51)	5	4,086
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	1,008	1,014,733
3.90%, 02/14/26 (Call 11/14/25)	391	392,806
4.50%, 02/15/47 (Call 08/15/46)	123	114,822
4.63%, 07/02/44 (Call 01/02/44)	304	287,192
4.95%, 07/02/64 (Call 01/02/64)(d)	166	156,050
5.13%, 09/14/45 (Call 03/14/45)	108	109,733
6.00%, 01/15/36	105	118,251
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,065	1,728,591
2.00%, 09/16/31 (Call 06/16/31)	436	359,129
Lafarge SA, 7.13%, 07/15/36	55	67,351
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	141	141,003
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	62	46,621
3.45%, 06/01/27 (Call 03/01/27)	81	78,499
3.50%, 12/15/27 (Call 09/15/27)(a)	135	130,619
4.25%, 12/15/47 (Call 06/15/47)	121	107,218
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	81	70,357
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	20	14,481
3.50%, 11/15/27 (Call 08/15/27)	173	168,635
4.50%, 05/15/47 (Call 11/15/46)	65	59,031
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	4,651
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	313	306,890
3.95%, 08/15/29 (Call 05/15/29)	139	133,454
4.20%, 12/01/24 (Call 09/01/24)	210	213,507
4.30%, 07/15/47 (Call 01/15/47)	162	141,235
4.40%, 01/30/48 (Call 07/30/47)	197	172,635
7.00%, 12/01/36(a)	112	127,036
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	187	187,628
4.50%, 06/15/47 (Call 12/15/46)	67	62,671
4.70%, 03/01/48 (Call 09/01/47)	107	103,607
		8,664,982
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	43	42,980
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	91,574
CF Industries Inc.
4.95%, 06/01/43	25	24,212
5.38%, 03/15/44	77	78,337
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	117	97,319
3.63%, 05/15/26 (Call 03/15/26)	93	93,135
4.25%, 10/01/34 (Call 04/01/34)	66	65,292
4.38%, 11/15/42 (Call 05/15/42)	178	168,977
4.63%, 10/01/44 (Call 04/01/44)(a)	63	60,776
	Par
Security	(000)	Value

Chemicals (continued)
4.80%, 11/30/28 (Call 08/30/28)	$60	$62,230
4.80%, 05/15/49 (Call 11/15/48)	247	244,508
5.25%, 11/15/41 (Call 05/15/41)	168	174,219
5.55%, 11/30/48 (Call 05/30/48)	101	109,999
7.38%, 11/01/29	98	116,796
9.40%, 05/15/39	179	265,631
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	133	136,655
4.73%, 11/15/28 (Call 08/15/28)	72	74,794
5.32%, 11/15/38 (Call 05/15/38)	385	404,054
5.42%, 11/15/48 (Call 05/15/48)	367	389,079
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	65	65,357
4.65%, 10/15/44 (Call 04/15/44)	198	186,704
4.80%, 09/01/42 (Call 03/01/42)	115	110,322
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	727	596,882
2.13%, 02/01/32 (Call 11/01/31)	155	134,435
2.70%, 11/01/26 (Call 08/01/26)(a)	3,244	3,155,374
2.70%, 12/15/51 (Call 06/15/51)	90	67,579
2.75%, 08/18/55 (Call 02/18/55)	543	399,610
3.25%, 12/01/27 (Call 09/01/27)	1,312	1,298,040
3.95%, 12/01/47 (Call 06/01/47)	80	75,398
4.80%, 03/24/30 (Call 12/24/29)	725	768,167
5.50%, 12/08/41(a)	130	150,056
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	62	60,132
3.45%, 10/01/29 (Call 07/01/29)	83	77,640
4.50%, 10/01/49 (Call 04/01/49)	77	70,858
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	286	255,009
4.45%, 09/26/28 (Call 06/26/28)	226	226,685
5.00%, 09/26/48 (Call 03/26/48)	43	42,507
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	159	157,486
3.20%, 01/30/26 (Call 10/30/25)	105	105,245
3.55%, 11/07/42 (Call 05/07/42)(a)	280	254,752
Lubrizol Corp. (The), 6.50%, 10/01/34	175	213,463
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	228	220,820
5.25%, 07/15/43(a)	134	135,806
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	12	11,775
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	219	176,599
3.80%, 10/01/60 (Call 04/01/60)	276	213,522
4.20%, 10/15/49 (Call 04/15/49)	223	197,433
4.20%, 05/01/50 (Call 11/01/49)	138	122,082
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	156	143,203
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	60	59,921
4.88%, 11/15/41 (Call 05/15/41)	15	14,252
5.45%, 11/15/33 (Call 05/15/33)	492	528,369
5.63%, 11/15/43 (Call 05/15/43)	30	32,083
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	71	70,270
4.00%, 12/15/26 (Call 09/15/26)	30	30,307
4.13%, 03/15/35 (Call 09/15/34)	72	69,049
4.20%, 04/01/29 (Call 01/01/29)	216	216,117

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
4.90%, 06/01/43 (Call 12/01/42)	$192	$195,871
5.00%, 04/01/49 (Call 10/01/48)	116	120,985
5.25%, 01/15/45 (Call 07/15/44)	187	196,182
5.63%, 12/01/40	87	95,587
5.88%, 12/01/36	23	25,914
6.13%, 01/15/41 (Call 07/15/40)	20	22,985
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	170	167,275
2.80%, 08/15/29 (Call 05/15/29)	92	85,177
3.75%, 03/15/28 (Call 12/15/27)(a)	226	226,967
Rohm & Haas Co., 7.85%, 07/15/29	42	50,875
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	72	63,451
4.55%, 03/01/29 (Call 12/01/28)	94	93,207
5.25%, 06/01/45 (Call 12/01/44)	78	77,227
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	104,354
2.95%, 08/15/29 (Call 05/15/29)	100	92,337
3.30%, 05/15/50 (Call 11/15/49)	71	55,891
3.45%, 08/01/25 (Call 05/01/25)	133	132,562
3.45%, 06/01/27 (Call 03/01/27)	28	27,485
3.80%, 08/15/49 (Call 02/15/49)	101	86,770
3.95%, 01/15/26 (Call 10/15/25)	94	94,871
4.00%, 12/15/42 (Call 06/15/42)	65	56,400
4.50%, 06/01/47 (Call 12/01/46)	253	243,004
4.55%, 08/01/45 (Call 02/01/45)	150	139,839
Westlake Corp., 4.38%, 11/15/47 (Call 05/15/47)	13	11,729
		15,880,821
Commercial Services — 1.4%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,051	3,379,547
1.70%, 05/15/28 (Call 03/15/28)	933	850,532
3.38%, 09/15/25 (Call 06/15/25)	759	768,374
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	74	69,092
5.25%, 10/01/25 (Call 07/01/25)	130	134,558
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	40	40,414
3.70%, 04/01/27 (Call 01/01/27)	59	59,404
4.00%, 05/01/32	50	50,192
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	206	171,752
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(c)	335	273,561
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	125	80,974
3.10%, 11/29/61 (Call 05/29/61)	50	36,384
3.25%, 01/15/28 (Call 10/15/27)	342	330,300
3.25%, 05/20/50 (Call 11/20/49)	89	69,294
3.75%, 02/25/52 (Call 08/25/51)	40	33,862
4.25%, 02/01/29 (Call 11/01/28)	593	596,706
4.88%, 12/17/48 (Call 06/17/48)	248	248,769
5.25%, 07/15/44	100	104,929
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	265	233,870
2.85%, 10/01/29 (Call 07/01/29)	318	295,409
3.25%, 06/01/50 (Call 12/01/49)(a)	235	186,061
4.40%, 06/01/32	50	50,700
5.05%, 06/01/52 (Call 12/01/51)	50	51,448
5.25%, 06/01/62	50	50,653
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	280	226,548
	Par
Security	(000)	Value

Commercial Services (continued)
2.90%, 10/01/30 (Call 07/01/30)	$449	$390,338
3.05%, 10/01/41 (Call 04/01/41)	110	81,099
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,271	1,158,923
4.00%, 03/18/29 (Call 12/18/28)	1,852	1,841,221
4.75%, 05/20/32 (Call 02/20/32)	75	77,198
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(a)	210	134,896
2.50%, 12/01/29 (Call 09/01/29)	171	154,685
3.25%, 12/01/49 (Call 06/01/49)	225	186,235
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	92	74,333
5.50%, 06/15/45 (Call 12/15/44)	142	147,799
		12,640,060
Computers — 1.8%
Apple Inc.
2.65%, 05/11/50 (Call 11/11/49)	316	247,118
2.65%, 02/08/51 (Call 08/08/50)	80	62,023
2.70%, 08/05/51 (Call 02/05/51)	162	126,062
2.80%, 02/08/61 (Call 08/08/60)	199	149,849
2.85%, 08/05/61 (Call 02/05/61)	152	116,227
2.95%, 09/11/49 (Call 03/11/49)	174	143,461
3.45%, 02/09/45	118	106,993
3.75%, 09/12/47 (Call 03/12/47)	64	60,507
3.75%, 11/13/47 (Call 05/13/47)	235	222,651
3.85%, 05/04/43	346	334,274
3.85%, 08/04/46 (Call 02/04/46)	421	405,002
4.25%, 02/09/47 (Call 08/09/46)	117	119,483
4.38%, 05/13/45	438	451,731
4.45%, 05/06/44	178	186,233
4.65%, 02/23/46 (Call 08/23/45)	695	747,480
Dell Inc., 6.50%, 04/15/38	75	77,702
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	270	195,475
8.10%, 07/15/36 (Call 01/15/36)	125	151,521
8.35%, 07/15/46 (Call 01/15/46)	375	497,194
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	290	295,649
4.90%, 10/15/25 (Call 07/15/25)	1,123	1,164,012
6.20%, 10/15/35 (Call 04/15/35)	478	528,792
6.35%, 10/15/45 (Call 04/15/45)	442	476,896
HP Inc., 6.00%, 09/15/41	458	485,668
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	345	262,314
3.00%, 05/15/24	357	357,796
3.30%, 05/15/26	456	453,337
3.30%, 01/27/27(a)	725	717,728
3.38%, 08/01/23	258	260,402
3.45%, 02/19/26	435	435,683
3.50%, 05/15/29	1,227	1,185,294
3.63%, 02/12/24	1,342	1,361,217
4.00%, 06/20/42	325	297,638
4.15%, 05/15/39	300	282,789
4.25%, 05/15/49	610	571,790
4.70%, 02/19/46	290	288,219
5.60%, 11/30/39	181	199,312
5.88%, 11/29/32	107	121,296
6.22%, 08/01/27	330	369,389
6.50%, 01/15/28	42	47,461
7.00%, 10/30/25	258	288,478

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
7.13%, 12/01/96	$10	$13,272
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(c)	130	90,756
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	40	33,218
4.38%, 05/15/30 (Call 02/15/30)	1,281	1,246,887
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	55	44,730
		16,281,009
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.25%, 03/15/24(a)	307	310,328
3.70%, 08/01/47 (Call 02/01/47)	452	424,193
4.00%, 08/15/45	237	228,518
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	118	107,473
2.60%, 04/15/30 (Call 01/15/30)(a)	151	138,583
3.13%, 12/01/49 (Call 06/01/49)	138	113,324
4.15%, 03/15/47 (Call 09/15/46)	133	128,688
4.38%, 06/15/45 (Call 12/15/44)	114	112,035
6.00%, 05/15/37(a)	74	87,084
GSK Consumer Healthcare Capital US LLC, 4.00%, 03/24/52 (Call 09/24/51)(c)	10	9,087
Procter & Gamble Co. (The)
2.45%, 11/03/26	339	331,067
2.70%, 02/02/26	96	95,419
2.80%, 03/25/27	457	448,436
2.85%, 08/11/27	432	425,187
3.00%, 03/25/30	376	361,735
3.60%, 03/25/50	155	146,990
5.55%, 03/05/37	40	47,698
5.80%, 08/15/34(a)	35	41,585
Unilever Capital Corp.
2.00%, 07/28/26(a)	107	102,054
2.13%, 09/06/29 (Call 06/06/29)	207	186,004
2.60%, 05/05/24 (Call 03/05/24)	111	110,578
2.90%, 05/05/27 (Call 02/05/27)	97	94,495
3.10%, 07/30/25	325	324,698
3.25%, 03/07/24 (Call 02/07/24)(a)	114	114,958
3.38%, 03/22/25 (Call 01/22/25)	115	115,949
3.50%, 03/22/28 (Call 12/22/27)	51	50,941
5.90%, 11/15/32	97	113,290
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	155	114,697
		4,885,094
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	470	454,175
3.75%, 05/15/46 (Call 11/15/45)	73	64,467
4.20%, 05/15/47 (Call 11/15/46)	83	78,384
4.60%, 06/15/45 (Call 12/15/44)	349	347,266
		944,292
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	245	236,927
3.00%, 10/29/28 (Call 08/29/28)	40	35,053
3.30%, 01/30/32 (Call 10/30/31)	790	667,447
3.40%, 10/29/33 (Call 07/29/33)	420	349,642
3.50%, 01/15/25 (Call 11/15/24)	97	94,103
3.65%, 07/21/27 (Call 04/21/27)	435	408,535
3.88%, 01/23/28 (Call 10/23/27)	60	55,802
4.45%, 10/01/25 (Call 08/01/25)	105	103,987
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.45%, 04/03/26 (Call 02/03/26)	$192	$188,104
4.63%, 10/15/27 (Call 08/15/27)	952	922,193
4.88%, 01/16/24 (Call 12/16/23)	102	102,780
6.50%, 07/15/25 (Call 06/15/25)	127	132,659
Affiliated Managers Group Inc.
3.50%, 08/01/25	116	116,536
4.25%, 02/15/24	14	14,242
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	154	131,602
3.25%, 03/01/25 (Call 01/01/25)	129	125,446
3.25%, 10/01/29 (Call 07/01/29)	175	153,466
3.63%, 04/01/27 (Call 01/01/27)	200	190,294
3.63%, 12/01/27 (Call 09/01/27)(a)	232	217,574
3.75%, 06/01/26 (Call 04/01/26)	174	168,286
4.63%, 10/01/28 (Call 07/01/28)	271	262,488
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	467	445,299
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	165	166,016
4.63%, 03/30/25	99	100,777
5.13%, 09/30/24	384	397,137
5.80%, 05/01/25 (Call 04/01/25)(a)	80	83,870
8.00%, 11/01/31	766	896,398
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	901	890,314
3.00%, 10/30/24 (Call 09/29/24)	784	782,408
3.13%, 05/20/26 (Call 04/20/26)	497	490,882
3.38%, 05/03/24	275	276,246
3.40%, 02/22/24 (Call 01/22/24)	605	609,144
3.63%, 12/05/24 (Call 11/04/24)	281	283,549
3.70%, 08/03/23 (Call 07/03/23)	636	644,802
4.05%, 05/03/29 (Call 03/03/29)	185	185,524
4.05%, 12/03/42(a)	490	458,160
4.20%, 11/06/25 (Call 10/06/25)	877	902,442
5.00%, 05/26/33	35	36,348
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	165	161,848
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	78	75,957
3.00%, 04/02/25 (Call 03/02/25)	130	128,901
3.70%, 10/15/24	150	151,972
4.50%, 05/13/32	50	50,752
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	10	8,306
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	88	67,639
3.63%, 02/15/52 (Call 08/15/51)	5	3,901
3.90%, 01/25/28 (Call 10/25/27)	181	177,985
4.00%, 04/01/24 (Call 02/01/24)	469	474,656
4.25%, 06/02/26 (Call 03/02/26)	287	289,150
4.35%, 04/15/30 (Call 01/15/30)	174	171,277
4.70%, 09/20/47 (Call 03/20/47)(a)	268	250,438
4.85%, 03/29/29 (Call 12/29/28)	302	309,293
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	176	134,858
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	107	107,134
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	154	150,201
3.25%, 05/22/29 (Call 02/22/29)(a)	107	102,206
4.00%, 02/01/29 (Call 11/01/28)	55	55,292
4.63%, 03/22/30 (Call 12/22/29)	50	51,834

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	$100	$82,861
4.10%, 06/15/51 (Call 12/15/50)(a)	207	152,464
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	154	154,103
3.75%, 06/15/28 (Call 03/15/28)	219	220,292
4.15%, 06/15/48 (Call 12/15/47)	78	76,419
5.30%, 09/15/43 (Call 03/15/43)	160	178,830
Credit Suisse USA Inc., 7.13%, 07/15/32	463	548,599
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	487	483,192
4.50%, 01/30/26 (Call 11/30/25)	375	378,964
Franklin Resources Inc.
2.85%, 03/30/25(a)	151	149,362
2.95%, 08/12/51 (Call 02/12/51)	5	3,628
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	137	105,622
3.00%, 06/15/50 (Call 12/15/49)	247	187,584
3.00%, 09/15/60 (Call 03/15/60)	370	261,349
3.10%, 09/15/27 (Call 06/15/27)	137	132,352
3.65%, 05/23/25 (Call 04/23/25)	95	96,216
3.75%, 12/01/25 (Call 09/01/25)	212	214,065
3.75%, 09/21/28 (Call 06/21/28)	85	84,408
4.00%, 09/15/27 (Call 08/15/27)	50	50,342
4.25%, 09/21/48 (Call 03/21/48)	235	217,180
4.35%, 06/15/29 (Call 04/15/29)	45	45,529
4.60%, 03/15/33 (Call 12/15/32)(a)	30	30,680
4.95%, 06/15/52	70	72,196
5.20%, 06/15/62 (Call 12/15/61)	280	284,466
Invesco Finance PLC
3.75%, 01/15/26	95	94,979
4.00%, 01/30/24	95	96,279
5.38%, 11/30/43	151	154,616
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	437	448,816
Jefferies Group LLC
6.25%, 01/15/36	146	154,134
6.50%, 01/20/43	65	68,893
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	81	76,548
Legg Mason Inc.
4.75%, 03/15/26	363	376,707
5.63%, 01/15/44	251	271,155
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	129	123,964
2.95%, 03/15/51 (Call 09/15/50)	10	8,104
3.35%, 03/26/30 (Call 12/26/29)	205	200,377
3.65%, 06/01/49 (Call 12/01/48)	170	156,709
3.80%, 11/21/46 (Call 05/21/46)	206	193,090
3.85%, 03/26/50 (Call 09/26/49)	206	195,245
3.95%, 02/26/48 (Call 08/26/47)	233	221,299
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	261	257,435
4.50%, 06/20/28 (Call 03/20/28)	291	295,231
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	178	134,351
3.85%, 06/30/26 (Call 03/30/26)	215	216,481
3.95%, 03/07/52 (Call 09/07/51)	57	48,497
Nomura Holdings Inc.
2.17%, 07/14/28	125	109,197
	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.33%, 01/22/27	$200	$182,706
2.60%, 01/16/25	205	198,873
2.61%, 07/14/31	130	108,367
2.68%, 07/16/30(a)	321	274,535
2.71%, 01/22/29	246	219,181
3.00%, 01/22/32	206	176,229
3.10%, 01/16/30	631	561,805
ORIX Corp.
3.25%, 12/04/24	2	1,995
3.70%, 07/18/27	106	104,817
4.05%, 01/16/24(a)	137	138,889
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	112	96,621
4.65%, 04/01/30 (Call 01/01/30)	149	151,254
4.95%, 07/15/46	160	162,717
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	190	154,563
3.70%, 08/04/26 (Call 05/04/26)	360	347,594
3.95%, 12/01/27 (Call 09/01/27)	272	259,765
4.50%, 07/23/25 (Call 04/23/25)	410	409,586
5.15%, 03/19/29 (Call 12/19/28)	421	417,493
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	221	151,876
2.05%, 04/15/30 (Call 01/15/30)	66	59,297
3.65%, 09/15/47 (Call 03/15/47)	198	182,425
4.15%, 12/14/35 (Call 06/14/35)	433	446,046
4.30%, 12/14/45 (Call 06/14/45)	553	564,724
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	569	554,883
4.25%, 06/09/23 (Call 05/09/23)	147	148,608
6.20%, 11/17/36	198	207,651
		29,645,392
Electric — 7.9%
AEP Texas Inc., 5.25%, 05/15/52 (Call 11/15/51)	300	320,832
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	195	171,130
4.00%, 10/15/28 (Call 07/15/28)	185	184,869
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,846	1,831,564
3.20%, 04/15/25 (Call 03/15/25)	1,886	1,863,538
3.80%, 06/01/29 (Call 03/01/29)	3,965	3,846,129
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	60	56,237
4.35%, 06/01/48 (Call 12/01/47)	329	313,471
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	514	491,502
3.20%, 09/15/49 (Call 03/15/49)	323	258,051
3.35%, 07/01/23 (Call 04/01/23)	55	55,274
3.50%, 08/15/46 (Call 02/15/46)	161	136,852
3.75%, 08/15/47 (Call 02/15/47)	164	145,324
4.25%, 09/15/48 (Call 03/15/48)	30	28,589
6.35%, 10/01/36	225	266,474
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(a)	199	174,505
3.95%, 03/01/48 (Call 09/01/47)	248	232,026
4.50%, 04/01/44 (Call 10/01/43)(a)	202	202,071
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	152	148,487
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	162	159,048
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	188	147,823
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	142	120,958

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series K2, 6.95%, 03/15/33	$25	$30,293
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	65	62,157
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	15	16,198
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	587	519,988
2.55%, 06/15/26 (Call 03/15/26)	464	450,010
3.00%, 03/01/50 (Call 09/01/49)	110	87,172
3.65%, 06/15/46 (Call 12/15/45)	216	191,037
3.70%, 08/15/28 (Call 05/15/28)	351	348,634
3.70%, 03/01/45 (Call 09/01/44)	169	147,082
3.80%, 10/01/42 (Call 04/01/42)	90	80,955
4.00%, 03/01/48 (Call 09/01/47)	102	96,858
4.00%, 03/01/49 (Call 09/01/48)	272	251,527
4.35%, 11/15/45 (Call 05/15/45)	84	80,149
4.60%, 08/15/43 (Call 02/15/43)	15	14,979
4.70%, 01/15/44 (Call 07/15/43)	58	58,820
5.90%, 03/15/36	318	368,355
6.45%, 01/15/38	159	190,474
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	86	83,091
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	306	273,995
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	286	230,550
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	275	259,308
4.30%, 04/15/44 (Call 10/15/43)	210	200,938
Series A, 2.05%, 07/01/31 (Call 04/01/31)	195	167,813
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	78	76,965
Series A, 4.15%, 06/01/45 (Call 12/01/44)	279	263,379
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	44	36,238
3.80%, 05/15/28 (Call 02/15/28)	134	134,356
3.85%, 06/15/46 (Call 12/15/45)	235	205,625
3.95%, 03/01/43 (Call 09/01/42)	220	196,691
4.45%, 03/15/44 (Call 09/15/43)	191	182,130
4.50%, 12/01/45 (Call 06/01/45)	183	173,554
4.50%, 05/15/58 (Call 11/15/57)	129	120,848
4.63%, 12/01/54 (Call 06/01/54)	116	111,875
5.70%, 06/15/40	120	130,746
Series 05-A, 5.30%, 03/01/35	75	79,011
Series 06-A, 5.85%, 03/15/36	64	70,350
Series 06-B, 6.20%, 06/15/36	10	11,442
Series 07-A, 6.30%, 08/15/37	93	108,613
Series 08-B, 6.75%, 04/01/38	98	118,067
Series 09-C, 5.50%, 12/01/39	242	263,400
Series 12-A, 4.20%, 03/15/42	159	146,059
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	148	128,751
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	456	436,219
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	266	242,951
Series A, 4.13%, 05/15/49 (Call 11/15/48)	153	139,282
Series B, 3.13%, 11/15/27 (Call 08/15/27)	311	300,059
Series C, 4.00%, 11/15/57 (Call 05/15/57)	105	90,325
Series C, 4.30%, 12/01/56 (Call 06/01/56)	170	153,374
Series D, 4.00%, 12/01/28 (Call 09/01/28)	119	119,290
Series E, 4.65%, 12/01/48 (Call 06/01/48)	118	116,006
Constellation Energy Generation LLC, 6.25%, 10/01/39	100	105,556
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	134	122,203
Edison International
3.55%, 11/15/24 (Call 10/15/24)	131	129,875
4.13%, 03/15/28 (Call 12/15/27)	311	297,487
4.95%, 04/15/25 (Call 03/15/25)	127	129,602
	Par
Security	(000)	Value

Electric (continued)
5.75%, 06/15/27 (Call 04/15/27)	$287	$298,262
El Paso Electric Co., 6.00%, 05/15/35	105	114,974
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	653	645,334
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	342	281,712
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	477	364,104
4.20%, 09/01/48 (Call 03/01/48)	95	92,120
4.20%, 04/01/50 (Call 10/01/49)	65	61,717
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	255	214,118
3.85%, 06/01/49 (Call 12/01/48)	275	246,779
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	180	150,502
4.50%, 03/30/39 (Call 09/30/38)	49	47,298
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	675	585,205
2.90%, 03/01/27 (Call 02/01/27)	200	192,330
3.38%, 03/01/32 (Call 12/01/31)	200	183,840
3.45%, 01/15/50 (Call 07/15/49)	543	433,379
Series H, 3.15%, 01/15/25 (Call 10/15/24)	950	940,965
Series L, 2.90%, 10/01/24 (Call 08/01/24)	802	797,348
Series M, 3.30%, 01/15/28 (Call 10/15/27)	436	419,249
Series N, 3.80%, 12/01/23 (Call 11/01/23)	497	502,263
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	627	625,583
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,830	1,496,336
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	566	558,472
3.95%, 06/15/25 (Call 03/15/25)(a)	868	879,084
4.05%, 04/15/30 (Call 01/15/30)	891	877,421
4.10%, 03/15/52 (Call 09/15/51)(c)	117	104,896
4.45%, 04/15/46 (Call 10/15/45)	491	466,352
4.70%, 04/15/50 (Call 10/15/49)	471	463,624
4.95%, 06/15/35 (Call 12/15/34)	193	192,543
5.10%, 06/15/45 (Call 12/15/44)	215	221,241
5.63%, 06/15/35	255	273,480
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	565	562,395
2.88%, 12/04/51 (Call 06/04/51)	80	63,430
3.13%, 12/01/25 (Call 06/01/25)(a)	1,022	1,023,226
3.15%, 10/01/49 (Call 04/01/49)	276	229,599
3.70%, 12/01/47 (Call 06/01/47)(a)	326	297,374
3.80%, 12/15/42 (Call 06/15/42)	102	94,774
3.95%, 03/01/48 (Call 09/01/47)	298	283,443
3.99%, 03/01/49 (Call 09/01/48)	205	192,829
4.05%, 06/01/42 (Call 12/01/41)	206	198,366
4.05%, 10/01/44 (Call 04/01/44)(a)	335	320,046
4.13%, 02/01/42 (Call 08/01/41)	244	236,704
4.13%, 06/01/48 (Call 12/01/47)(a)	301	289,670
4.95%, 06/01/35	291	310,346
5.25%, 02/01/41 (Call 08/01/40)	25	27,091
5.63%, 04/01/34	216	248,476
5.65%, 02/01/37	112	125,008
5.69%, 03/01/40	205	234,774
5.95%, 02/01/38	256	296,366
5.96%, 04/01/39	204	235,838
Iberdrola International BV
5.81%, 03/15/25	67	71,444
6.75%, 07/15/36(a)	1,001	1,216,485
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	447	435,584

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.35%, 11/15/27 (Call 08/15/27)	$387	$375,940
3.65%, 06/15/24 (Call 03/15/24)	314	314,512
5.30%, 07/01/43 (Call 01/01/43)	349	363,012
National Grid USA, 5.80%, 04/01/35	280	303,324
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	526	469,323
2.75%, 04/15/32 (Call 01/15/32)	100	90,071
3.70%, 03/15/29 (Call 12/15/28)	175	172,014
3.90%, 11/01/28 (Call 08/01/28)(a)	197	195,743
4.02%, 11/01/32 (Call 05/01/32)	161	157,439
4.30%, 03/15/49 (Call 09/15/48)	171	164,641
4.40%, 11/01/48 (Call 05/01/48)	105	101,955
Series C, 8.00%, 03/01/32	253	321,849
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,863	2,490,209
2.75%, 11/01/29 (Call 08/01/29)	2,156	1,950,641
3.50%, 04/01/29 (Call 01/01/29)	1,220	1,164,771
3.55%, 05/01/27 (Call 02/01/27)	1,323	1,309,836
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(b)	161	142,580
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(b)	145	135,136
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	185	156,242
3.10%, 06/01/51 (Call 12/01/50)	395	306,398
3.20%, 05/15/27 (Call 02/15/27)	1,415	1,386,092
3.25%, 05/15/29 (Call 02/15/29)	108	103,811
3.95%, 04/01/30 (Call 01/01/30)	878	876,911
4.40%, 03/01/44 (Call 09/01/43)	401	383,669
4.55%, 06/01/52 (Call 12/01/51)	100	102,339
5.50%, 03/15/40	200	220,332
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	10	8,180
4.50%, 04/01/47 (Call 10/01/46)(c)	100	91,170
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	150	132,474
4.15%, 04/01/48 (Call 10/01/47)	112	101,407
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,340	1,098,371
Series R, 2.90%, 10/01/51 (Call 04/01/51)	182	134,966
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	402	326,725
3.70%, 11/15/28 (Call 08/15/28)	130	129,641
3.75%, 04/01/45 (Call 10/01/44)	305	273,225
3.80%, 09/30/47 (Call 03/30/47)	125	113,239
3.80%, 06/01/49 (Call 12/01/48)(a)	240	218,155
4.10%, 11/15/48 (Call 05/15/48)	80	75,654
4.55%, 12/01/41 (Call 06/01/41)	10	10,019
4.60%, 06/01/52(c)	100	104,511
5.25%, 09/30/40	30	32,940
5.30%, 06/01/42 (Call 12/01/41)	140	153,658
5.75%, 03/15/29 (Call 12/15/28)	42	46,317
7.00%, 05/01/32	20	24,587
7.25%, 01/15/33	72	90,860
7.50%, 09/01/38	35	45,904
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	40	30,572
3.00%, 09/15/49 (Call 03/15/49)	300	233,556
3.05%, 03/15/51 (Call 09/15/50)	60	47,266
3.15%, 10/15/25 (Call 07/15/25)(a)	363	362,220
3.70%, 09/15/47 (Call 03/15/47)	90	80,876
	Par
Security	(000)	Value

Electric (continued)
3.90%, 03/01/48 (Call 09/01/47)	$333	$307,849
4.15%, 10/01/44 (Call 04/01/44)	118	111,242
4.60%, 05/15/52	100	104,467
5.95%, 10/01/36	46	52,800
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	154	155,591
4.15%, 03/15/43 (Call 09/15/42)	267	250,310
6.50%, 11/15/37	97	116,564
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	120	94,140
3.95%, 06/01/47 (Call 12/01/46)	135	123,584
4.15%, 06/15/48 (Call 12/15/47)	159	150,342
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	319	320,806
3.60%, 07/01/49 (Call 01/01/49)	567	493,001
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	167	145,414
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	72	68,295
2.45%, 01/15/30 (Call 10/15/29)	205	186,091
3.00%, 05/15/25 (Call 02/15/25)	31	30,741
3.00%, 05/15/27 (Call 02/15/27)	115	111,941
3.15%, 01/01/50 (Call 07/01/49)	297	239,370
3.20%, 05/15/29 (Call 02/15/29)	180	172,895
3.20%, 08/01/49 (Call 02/01/49)(a)	269	220,731
3.60%, 12/01/47 (Call 06/01/47)	273	238,583
3.65%, 09/01/28 (Call 06/01/28)	180	178,600
3.65%, 09/01/42 (Call 03/01/42)(a)	200	177,848
3.70%, 05/01/28 (Call 02/01/28)	128	127,562
3.80%, 01/01/43 (Call 07/01/42)	75	67,632
3.80%, 03/01/46 (Call 09/01/45)	472	427,556
3.85%, 05/01/49 (Call 11/01/48)	375	340,834
3.95%, 05/01/42 (Call 11/01/41)	71	64,784
4.05%, 05/01/48 (Call 11/01/47)	86	80,650
5.50%, 03/01/40	35	38,669
5.80%, 05/01/37	38	43,607
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,427	1,158,410
2.45%, 11/15/31 (Call 08/15/31)(a)	395	338,464
2.88%, 06/15/24 (Call 05/15/24)	443	438,663
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	606	583,966
4.15%, 05/15/48 (Call 11/15/47)	179	170,302
4.50%, 08/15/40	229	224,017
6.00%, 06/01/39	7	7,974
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	193	170,384
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	321	297,121
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	378	309,079
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	7,855
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	700	678,454
3.40%, 02/01/28 (Call 11/01/27)	557	541,192
3.80%, 02/01/38 (Call 08/01/37)	361	319,864
4.00%, 02/01/48 (Call 08/01/47)	377	332,672
4.13%, 04/01/52 (Call 01/01/27)(b)	672	586,152
6.00%, 10/15/39	260	291,138
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	137	117,079
2.85%, 08/01/29 (Call 05/01/29)	160	144,699
3.45%, 02/01/52 (Call 08/01/51)	50	39,234
3.65%, 02/01/50 (Call 08/01/49)	368	295,129

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.00%, 04/01/47 (Call 10/01/46)	$312	$266,467
4.05%, 03/15/42 (Call 09/15/41)	129	111,357
4.50%, 09/01/40 (Call 03/01/40)	88	81,132
4.65%, 10/01/43 (Call 04/01/43)	107	100,171
5.50%, 03/15/40	161	164,621
5.63%, 02/01/36	147	153,352
6.00%, 01/15/34	175	191,858
6.05%, 03/15/39	44	47,688
6.65%, 04/01/29	186	202,552
Series 04-G, 5.75%, 04/01/35	7	7,419
Series 05-E, 5.35%, 07/15/35	91	92,997
Series 06-E, 5.55%, 01/15/37	5	5,154
Series 08-A, 5.95%, 02/01/38	60	64,903
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	88	74,446
Series A, 4.20%, 03/01/29 (Call 12/01/28)	202	198,879
Series B, 3.65%, 03/01/28 (Call 12/01/27)	87	84,054
Series B, 4.88%, 03/01/49 (Call 09/01/48)	94	89,338
Series C, 3.60%, 02/01/45 (Call 08/01/44)	153	121,034
Series C, 4.13%, 03/01/48 (Call 09/01/47)	286	245,345
Series C, 4.20%, 06/01/25	35	35,198
Series D, 4.70%, 06/01/27 (Call 05/01/27)	40	40,672
Series E, 3.70%, 08/01/25 (Call 06/01/25)	68	67,826
Series E, 5.45%, 06/01/52 (Call 12/01/51)	50	51,459
		72,546,817
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)(a)	236	193,414
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	25	19,265
5.25%, 11/15/39	10	10,641
		223,320
Electronics — 1.0%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	688	618,244
3.05%, 09/22/26 (Call 06/22/26)(a)	216	211,086
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	570	516,124
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	299	293,747
3.55%, 10/01/27 (Call 07/01/27)(a)	97	92,075
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	151	136,003
4.35%, 06/01/29 (Call 03/01/29)	69	69,598
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	140	119,455
5.50%, 06/01/32 (Call 03/01/32)	50	50,295
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	156	158,945
4.88%, 06/15/29 (Call 03/15/29)(a)	298	297,499
4.88%, 05/12/30 (Call 02/12/30)	909	896,238
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	75	72,821
4.30%, 06/15/46 (Call 12/15/45)	162	148,045
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	428	424,358
2.50%, 11/01/26 (Call 08/01/26)(a)	789	766,435
2.70%, 08/15/29 (Call 05/15/29)	151	142,020
3.35%, 12/01/23(a)	66	66,654
3.81%, 11/21/47 (Call 05/21/47)	107	100,675
5.38%, 03/01/41(a)	115	129,206
	Par
Security	(000)	Value

Electronics (continued)
5.70%, 03/15/36	$38	$44,019
5.70%, 03/15/37	23	26,689
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	21	20,207
3.35%, 03/01/26 (Call 12/01/25)	140	137,767
3.50%, 02/15/28 (Call 11/15/27)	65	63,882
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	386	350,998
4.55%, 10/30/24 (Call 07/30/24)	407	415,457
4.60%, 04/06/27 (Call 01/06/27)	687	701,193
Legrand France SA, 8.50%, 02/15/25	535	598,093
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	419	422,180
4.75%, 12/01/24 (Call 09/01/24)	626	637,982
4.90%, 06/15/28 (Call 03/15/28)	605	611,758
Tyco Electronics Group SA, 7.13%, 10/01/37	109	138,717
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	27	23,089
2.95%, 04/01/31 (Call 01/01/31)	25	21,037
		9,522,591
Energy - Alternate Sources — 0.0%
Phillips 66 Co., 3.75%, 03/01/28	23	22,497

Entertainment — 0.3%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	1,235	1,152,934
5.05%, 03/15/42 (Call 09/15/41)(c)	245	221,336
5.14%, 03/15/52 (Call 09/15/51)(c)	445	398,119
5.39%, 03/15/62 (Call 09/15/61)(c)	1,000	895,150
		2,667,539
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)(a)	10	7,742
5.70%, 05/15/41 (Call 11/15/40)	20	22,153
6.20%, 03/01/40	90	103,195
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	97	86,747
2.95%, 01/15/52 (Call 07/15/51)	40	29,800
3.05%, 04/01/50 (Call 10/01/49)(a)	37	28,471
3.50%, 05/01/29 (Call 02/01/29)(a)	46	44,259
4.25%, 12/01/28 (Call 09/01/28)	5	5,045
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)	118	115,747
4.10%, 03/01/45 (Call 09/01/44)	17	16,019
4.15%, 07/15/49 (Call 01/15/49)	126	120,944
		580,122
Food — 2.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	141	161,255
Bestfoods, Series E, 7.25%, 12/15/26(a)	10	11,617
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	215	186,504
3.13%, 04/24/50 (Call 10/24/49)	109	81,290
3.30%, 03/19/25 (Call 12/19/24)	95	94,350
3.95%, 03/15/25 (Call 01/15/25)	363	366,786
4.15%, 03/15/28 (Call 12/15/27)(a)	569	570,559
4.80%, 03/15/48 (Call 09/15/47)	304	297,750
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	189	191,710
4.60%, 11/01/25 (Call 09/01/25)	338	344,807

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$150	$152,573
5.30%, 11/01/38 (Call 05/01/38)(a)	306	303,684
5.40%, 11/01/48 (Call 05/01/48)	218	219,230
7.00%, 10/01/28	108	121,275
8.25%, 09/15/30	184	220,403
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	700	591,717
2.88%, 04/15/30 (Call 01/15/30)	645	587,124
3.00%, 02/01/51 (Call 08/01/50)(a)	435	331,579
3.20%, 02/10/27 (Call 11/10/26)	417	409,006
3.65%, 02/15/24 (Call 11/15/23)	265	267,727
4.00%, 04/17/25 (Call 02/17/25)(a)	586	597,064
4.20%, 04/17/28 (Call 01/17/28)	482	490,609
4.70%, 04/17/48 (Call 10/17/47)(a)	95	94,912
5.40%, 06/15/40	112	119,328
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	43,764
3.13%, 11/15/49 (Call 05/15/49)	132	107,233
3.38%, 08/15/46 (Call 02/15/46)	35	30,148
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	160	126,058
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	1,014	906,070
3.20%, 10/01/26 (Call 07/01/26)	130	126,446
3.90%, 06/01/50 (Call 12/01/49)(a)	248	211,430
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	176	153,565
3.38%, 12/15/27 (Call 09/15/27)(a)	124	120,638
3.50%, 03/15/25	155	154,485
3.55%, 03/15/50 (Call 09/15/49)	141	109,967
4.25%, 03/15/35	341	328,380
4.38%, 03/15/45	52	48,103
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	917	779,743
2.65%, 12/01/23(a)	2,409	2,405,049
3.25%, 04/01/26	1,406	1,389,114
3.40%, 11/15/27 (Call 08/15/27)	544	530,803
4.30%, 05/15/28 (Call 02/15/28)	184	186,675
4.50%, 04/01/46	503	482,629
Series B, 7.45%, 04/01/31	976	1,166,993
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	163	176,866
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	25	22,142
4.88%, 10/01/49 (Call 04/01/49)	1,235	1,155,096
5.00%, 06/04/42	6	5,755
5.20%, 07/15/45 (Call 01/15/45)	165	160,789
5.50%, 06/01/50 (Call 12/01/49)	110	112,248
6.50%, 02/09/40	79	88,237
6.88%, 01/26/39	65	74,843
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	32	27,803
2.65%, 10/15/26 (Call 07/15/26)	208	198,438
3.50%, 02/01/26 (Call 11/01/25)	189	188,087
3.70%, 08/01/27 (Call 05/01/27)	84	83,416
3.85%, 08/01/23 (Call 05/01/23)	74	74,762
3.88%, 10/15/46 (Call 04/15/46)	182	157,273
3.95%, 01/15/50 (Call 07/15/49)	203	177,972
4.00%, 02/01/24 (Call 11/01/23)	56	56,869
4.45%, 02/01/47 (Call 08/01/46)	198	187,290
4.50%, 01/15/29 (Call 10/15/28)	125	127,455
4.65%, 01/15/48 (Call 07/15/47)	158	152,061
	Par
Security	(000)	Value

Food (continued)
5.00%, 04/15/42 (Call 10/15/41)	$69	$69,134
5.15%, 08/01/43 (Call 02/01/43)	156	159,803
5.40%, 07/15/40 (Call 01/15/40)	110	115,267
5.40%, 01/15/49 (Call 07/15/48)	80	85,002
6.90%, 04/15/38	151	181,446
7.50%, 04/01/31	171	207,611
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	115	94,620
2.50%, 04/15/30 (Call 01/15/30)	266	234,729
3.15%, 08/15/24 (Call 06/15/24)	324	322,730
3.40%, 08/15/27 (Call 05/15/27)	217	212,269
4.20%, 08/15/47 (Call 02/15/47)	208	191,216
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	102,123
2.75%, 04/13/30 (Call 01/13/30)	88	79,506
4.13%, 05/07/28	15	15,300
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	59	51,736
3.25%, 07/15/27 (Call 04/15/27)(a)	160	155,317
3.30%, 07/15/26 (Call 04/15/26)	100	98,640
3.30%, 02/15/50 (Call 08/15/49)	170	132,896
4.45%, 03/15/48 (Call 09/15/47)	99	91,175
4.50%, 04/01/46 (Call 10/01/45)	152	142,327
4.85%, 10/01/45 (Call 04/01/45)	163	159,800
5.38%, 09/21/35	40	42,765
5.95%, 04/01/30 (Call 01/01/30)	145	159,391
6.60%, 04/01/40 (Call 10/01/39)(a)	27	32,198
6.60%, 04/01/50 (Call 10/01/49)	273	333,216
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	208	205,754
4.35%, 03/01/29 (Call 12/01/28)(a)	114	115,769
4.55%, 06/02/47 (Call 12/02/46)	136	130,644
4.88%, 08/15/34 (Call 02/15/34)	72	74,455
5.10%, 09/28/48 (Call 03/28/48)	247	258,414
5.15%, 08/15/44 (Call 02/15/44)	60	61,958
		23,764,765
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	31	29,671
5.50%, 11/02/47 (Call 05/02/47)	27	24,608
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	188	177,192
4.40%, 08/15/47 (Call 02/15/47)	269	253,417
4.80%, 06/15/44 (Call 12/15/43)	348	341,593
5.00%, 09/15/35 (Call 03/15/35)(a)	65	68,754
5.15%, 05/15/46 (Call 11/15/45)	20	20,454
6.00%, 11/15/41 (Call 05/15/41)	229	249,786
7.30%, 11/15/39	117	143,602
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	382	318,894
5.00%, 01/15/30 (Call 10/15/29)(a)	442	428,466
6.00%, 01/15/29 (Call 10/15/28)	307	315,621
		2,372,058
Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	60	55,069
2.85%, 02/15/52 (Call 08/15/51)(a)	45	33,767
3.00%, 06/15/27 (Call 03/15/27)(a)	25	24,339
3.38%, 09/15/49 (Call 03/15/49)(a)	228	190,118

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
4.13%, 10/15/44 (Call 04/15/44)	$269	$248,927
4.13%, 03/15/49 (Call 09/15/48)	262	248,088
4.15%, 01/15/43 (Call 07/15/42)	16	14,618
4.30%, 10/01/48 (Call 04/01/48)	45	43,236
5.50%, 06/15/41 (Call 12/15/40)	68	74,051
National Fuel Gas Co.
4.75%, 09/01/28 (Call 06/01/28)	77	76,244
5.20%, 07/15/25 (Call 04/15/25)	227	233,948
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	125	106,253
3.61%, 02/01/24 (Call 11/01/23)	215	216,464
4.50%, 11/01/48 (Call 05/01/48)	150	138,529
4.66%, 02/01/44 (Call 08/01/43)	154	146,531
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50
(Call 12/01/49)	90	70,672
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	195	195,427
3.20%, 06/15/25 (Call 03/15/25)	309	307,121
3.75%, 09/15/42 (Call 03/15/42)	228	198,679
5.13%, 11/15/40	20	20,613
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	374	360,686
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	193	175,864
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	141	133,750
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	320	287,517
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	157	141,521
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	80	57,591
3.70%, 04/01/28 (Call 01/01/28)(a)	35	33,806
3.80%, 09/29/46 (Call 03/29/46)(a)	299	243,906
4.15%, 06/01/49 (Call 12/01/48)	276	234,387
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	260	222,833
Series K, 3.80%, 09/15/46 (Call 03/15/46)	15	13,236
		4,547,791
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	27	22,062
3.25%, 03/01/27 (Call 12/01/26)	30	29,801
4.10%, 03/01/48 (Call 09/01/47)	65	61,601
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	14	12,312
4.00%, 03/15/60 (Call 03/15/25)(b)	97	89,966
4.25%, 11/15/28 (Call 08/15/28)	71	71,891
4.85%, 11/15/48 (Call 05/15/48)	55	56,616
5.20%, 09/01/40	43	45,137
		389,386
Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	305	334,304
4.75%, 04/15/43 (Call 10/15/42)	150	159,931
4.90%, 11/30/46 (Call 05/30/46)	616	677,896
5.30%, 05/27/40	148	168,371
6.00%, 04/01/39	113	132,320
6.15%, 11/30/37(a)	216	264,285
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(c)	94	81,120
2.60%, 08/15/26 (Call 05/15/26)(a)	110	104,906
3.13%, 12/01/51 (Call 06/01/51)(a)(c)	125	93,757
3.50%, 08/15/46 (Call 02/15/46)	193	154,861
	Par
Security	(000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	$58	$56,628
4.70%, 03/01/49 (Call 09/01/48)	211	209,553
6.75%, 11/15/35	60	70,408
7.38%, 01/15/40	123	155,481
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	80	57,915
2.80%, 12/10/51 (Call 06/10/51)	203	152,926
4.38%, 09/15/45 (Call 03/15/45)	122	117,319
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	552	482,453
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	151	138,514
3.25%, 11/15/39 (Call 05/15/39)	183	160,209
3.40%, 11/15/49 (Call 05/15/49)	282	237,283
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	969	982,876
Koninklijke Philips NV
5.00%, 03/15/42	146	145,653
6.88%, 03/11/38	221	262,689
Medtronic Inc.
4.38%, 03/15/35	270	282,328
4.63%, 03/15/45	455	481,108
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	342	313,884
3.63%, 03/15/51 (Call 09/15/50)	60	48,158
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	125	102,916
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	806	695,175
3.75%, 03/15/51 (Call 09/15/50)	425	344,773
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	118	89,424
4.10%, 04/01/43 (Call 10/01/42)	60	54,747
4.38%, 05/15/44 (Call 11/15/43)	140	131,209
4.63%, 03/15/46 (Call 09/15/45)	141	139,804
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	101	92,491
4.10%, 08/15/47 (Call 02/15/47)	157	151,712
5.30%, 02/01/44 (Call 08/01/43)	221	243,569
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45
(Call 02/15/45)	125	111,614
		8,684,570
Health Care - Services — 1.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	367	320,674
4.13%, 11/15/42 (Call 05/15/42)	146	129,660
4.50%, 05/15/42 (Call 11/15/41)	144	134,647
4.75%, 03/15/44 (Call 09/15/43)	187	179,774
6.63%, 06/15/36	111	131,043
6.75%, 12/15/37	172	205,939
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	213	197,581
3.13%, 05/15/50 (Call 11/15/49)	105	82,845
3.60%, 03/15/51 (Call 09/15/50)	105	89,899
3.65%, 12/01/27 (Call 09/01/27)	242	240,802
3.70%, 09/15/49 (Call 03/15/49)	203	175,623
4.10%, 03/01/28 (Call 12/01/27)	164	166,117
4.10%, 05/15/32	50	50,213
4.38%, 12/01/47 (Call 06/01/47)	141	136,377
4.55%, 03/01/48 (Call 09/01/47)	147	145,204
4.55%, 05/15/52	50	49,419
4.63%, 05/15/42	168	168,279

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
4.65%, 01/15/43	$196	$197,172
4.65%, 08/15/44 (Call 02/15/44)	328	324,759
5.10%, 01/15/44	219	228,555
5.85%, 01/15/36(a)	59	67,186
6.38%, 06/15/37	33	40,183
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	244	183,515
3.63%, 03/15/32 (Call 12/15/31)(c)	189	172,230
4.13%, 06/15/29 (Call 03/15/29)	491	477,547
4.50%, 02/15/27 (Call 08/15/26)	482	486,989
4.63%, 03/15/52 (Call 09/15/51)(c)	69	61,002
5.00%, 03/15/24	353	362,457
5.13%, 06/15/39 (Call 12/15/38)	267	260,007
5.25%, 04/15/25	185	191,908
5.25%, 06/15/26 (Call 12/15/25)	440	455,981
5.25%, 06/15/49 (Call 12/15/48)	451	434,741
5.50%, 06/15/47 (Call 12/15/46)	437	432,730
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	32	29,872
3.85%, 10/01/24 (Call 07/01/24)	239	240,212
3.95%, 03/15/27 (Call 12/15/26)	317	317,016
3.95%, 08/15/49 (Call 02/15/49)	71	63,190
4.50%, 04/01/25 (Call 03/01/25)	211	216,180
4.63%, 12/01/42 (Call 06/01/42)	234	229,765
4.80%, 03/15/47 (Call 09/15/46)	87	87,380
4.88%, 04/01/30 (Call 01/01/30)(a)	99	102,976
4.95%, 10/01/44 (Call 04/01/44)	121	124,758
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	332	289,371
2.95%, 12/01/29 (Call 09/01/29)	220	200,919
3.60%, 02/01/25 (Call 11/01/24)	280	280,258
3.60%, 09/01/27 (Call 06/01/27)(a)	133	131,617
4.70%, 02/01/45 (Call 08/01/44)	366	346,042
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	75	66,565
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	520	458,978
2.95%, 06/30/30 (Call 03/30/30)	463	418,941
3.45%, 06/01/26 (Call 03/01/26)(a)	704	700,163
3.50%, 03/30/25 (Call 12/30/24)(a)	282	282,197
4.20%, 06/30/29 (Call 03/30/29)	284	283,120
4.25%, 04/01/24 (Call 01/01/24)	122	124,289
4.70%, 03/30/45 (Call 09/30/44)	421	409,662
UnitedHealth Group Inc.
2.88%, 08/15/29	541	512,955
2.90%, 05/15/50 (Call 11/15/49)	293	228,607
3.13%, 05/15/60 (Call 11/15/59)(a)	95	72,997
3.25%, 05/15/51 (Call 11/15/50)	85	71,155
3.50%, 08/15/39 (Call 02/15/39)	79	71,626
3.70%, 08/15/49 (Call 02/15/49)	204	183,790
3.75%, 10/15/47 (Call 04/15/47)	65	59,310
3.88%, 08/15/59 (Call 02/15/59)	178	160,855
3.95%, 10/15/42 (Call 04/15/42)	140	130,322
4.20%, 01/15/47 (Call 07/15/46)	166	161,721
4.25%, 03/15/43 (Call 09/15/42)	107	105,176
4.25%, 04/15/47 (Call 10/15/46)	184	179,864
4.25%, 06/15/48 (Call 12/15/47)	220	216,610
4.38%, 03/15/42 (Call 09/15/41)	95	94,483
4.45%, 12/15/48 (Call 06/15/48)	244	246,115
4.63%, 07/15/35	188	198,432
	Par
Security	(000)	Value

Health Care - Services (continued)
4.63%, 11/15/41 (Call 05/15/41)	$85	$87,475
4.75%, 07/15/45	215	226,210
4.95%, 05/15/62 (Call 11/15/61)	200	213,658
5.70%, 10/15/40 (Call 04/15/40)	28	32,212
5.80%, 03/15/36	122	142,090
5.95%, 02/15/41 (Call 08/15/40)	60	69,799
6.50%, 06/15/37	121	149,838
6.63%, 11/15/37	189	237,352
6.88%, 02/15/38	168	216,098
		16,453,279
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(c)	700	649,824

Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	200	126,470
6.00%, 01/15/43 (Call 10/15/42)	120	109,098
PulteGroup Inc.
6.00%, 02/15/35	67	69,729
6.38%, 05/15/33(a)	190	206,906
7.88%, 06/15/32	97	115,197
		627,400
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	111	106,916
3.50%, 11/15/51 (Call 05/15/51)	72	56,262
3.80%, 11/15/24 (Call 08/15/24)	34	34,061
4.40%, 03/15/29 (Call 12/15/28)	225	224,262
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	137	122,955
4.60%, 05/15/50 (Call 11/15/49)(a)	158	144,099
4.70%, 05/14/32(a)	50	51,041
4.75%, 02/26/29 (Call 11/26/28)(a)	66	67,117
		806,713
Household Products & Wares — 0.6%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	106	92,903
4.88%, 12/06/28 (Call 09/06/28)(a)	40	41,247
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	238	231,729
3.95%, 08/01/47 (Call 02/01/47)(a)	65	58,439
5.00%, 06/15/52	100	104,797
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	398	334,435
3.10%, 10/01/27 (Call 07/01/27)(a)	551	537,302
3.50%, 12/15/24 (Call 06/12/22)(a)	767	779,885
3.90%, 05/15/28 (Call 02/15/28)(a)	217	217,071
4.60%, 05/01/32	100	103,103
Kimberly-Clark Corp.
2.40%, 06/01/23	261	260,381
2.75%, 02/15/26	113	111,043
2.88%, 02/07/50 (Call 08/07/49)(a)	314	244,738
3.05%, 08/15/25	405	403,850
3.10%, 03/26/30 (Call 12/26/29)	393	376,286
3.20%, 04/25/29 (Call 01/25/29)	624	605,398
3.20%, 07/30/46 (Call 01/30/46)	246	204,325
3.90%, 05/04/47 (Call 11/04/46)(a)	205	188,793
3.95%, 11/01/28 (Call 08/01/28)	661	674,729

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
5.30%, 03/01/41	$93	$102,531
6.63%, 08/01/37	179	225,046
		5,898,031
Insurance — 3.0%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)	360	359,676
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	51	49,944
4.00%, 10/15/46 (Call 04/15/46)	10	8,889
4.75%, 01/15/49 (Call 07/15/48)	37	37,310
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	7	7,040
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	51	50,753
3.85%, 08/10/49 (Call 02/10/49)	106	95,304
4.20%, 12/15/46 (Call 06/15/46)	175	166,796
4.50%, 06/15/43	91	89,027
5.35%, 06/01/33	38	41,105
5.55%, 05/09/35	56	62,989
5.95%, 04/01/36	60	69,322
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(b)	161	175,107
Series B, 5.75%, 08/15/53 (Call 08/15/23),
(3 mo. LIBOR US + 2.938%)(b)	262	245,376
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	62	54,861
5.25%, 04/02/30 (Call 01/02/30)	88	90,026
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)(a)	40	37,758
3.90%, 04/01/26 (Call 01/01/26)	369	370,760
4.38%, 06/30/50 (Call 12/30/49)	70	67,445
4.38%, 01/15/55 (Call 07/15/54)	7	6,496
4.50%, 07/16/44 (Call 01/16/44)(a)	45	42,815
4.75%, 04/01/48 (Call 10/01/47)	191	193,894
4.80%, 07/10/45 (Call 01/10/45)	164	162,596
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(b)	61	57,673
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	45	43,901
4.50%, 12/15/28 (Call 09/15/28)	24	24,330
6.25%, 09/30/40	93	106,640
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)(a)	36	33,897
4.75%, 05/15/45 (Call 11/15/44)	115	111,682
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	26	26,156
5.03%, 12/15/46 (Call 06/15/46)	92	91,347
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	77	63,874
7.35%, 05/01/34	99	122,509
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	122	122,826
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	110	79,864
3.50%, 05/20/51 (Call 11/20/50)	60	47,861
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	189	172,512
4.90%, 03/27/28 (Call 12/27/27)	145	147,229
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	15	10,915
3.95%, 05/25/51 (Call 11/25/50)	47	37,856
4.13%, 01/12/28 (Call 10/12/27)	101	97,354
	Par
Security	(000)	Value

Insurance (continued)
6.15%, 04/03/30 (Call 01/03/30)	$72	$76,514
AXA SA, 8.60%, 12/15/30	1,565	1,911,507
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	17	16,521
4.90%, 01/15/40 (Call 01/15/30)(b)	70	62,859
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	142	140,976
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	107	93,989
3.85%, 03/15/52 (Call 09/15/51)	50	45,585
4.20%, 08/15/48 (Call 02/15/48)	351	341,116
4.25%, 01/15/49 (Call 07/15/48)	370	364,494
4.30%, 05/15/43(a)	171	167,524
4.40%, 05/15/42	218	216,352
5.75%, 01/15/40	92	105,901
Berkshire Hathaway Inc., 4.50%, 02/11/43	269	269,648
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	173	146,803
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,951
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	105	79,288
3.35%, 05/03/26 (Call 02/03/26)	1,000	996,530
4.35%, 11/03/45 (Call 05/03/45)	600	590,214
Cincinnati Financial Corp., 6.92%, 05/15/28	46	53,213
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	217	219,415
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	82	82,499
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	262	262,422
5.00%, 04/20/48 (Call 10/20/47)	195	190,273
7.00%, 04/01/28	19	21,469
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	40	29,656
3.50%, 10/15/50 (Call 04/15/50)	50	39,766
4.87%, 06/01/44	65	63,901
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	94	87,619
4.60%, 11/15/24	30	30,508
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	127	129,454
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	22	20,066
3.60%, 08/19/49 (Call 02/19/49)	63	52,508
4.30%, 04/15/43	137	126,041
4.40%, 03/15/48 (Call 09/15/47)	53	49,694
5.95%, 10/15/36	60	67,630
6.10%, 10/01/41	108	121,639
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	66	60,232
3.35%, 03/09/25	38	37,742
3.40%, 01/15/31 (Call 10/15/30)(a)	45	41,939
3.63%, 12/12/26 (Call 09/15/26)	61	60,477
3.80%, 03/01/28 (Call 12/01/27)	95	93,795
4.35%, 03/01/48 (Call 09/01/47)	83	75,030
4.38%, 06/15/50 (Call 12/15/49)	103	93,059
6.30%, 10/09/37	55	63,195
7.00%, 06/15/40	116	137,112
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	177	157,645
6.00%, 02/01/35	30	33,629
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	253	244,727

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.15%, 03/04/26	$510	$516,803
5.38%, 03/04/46(a)	217	241,948
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	52	48,970
4.15%, 09/17/50 (Call 03/17/50)	112	98,066
4.30%, 11/01/47 (Call 05/01/47)	30	26,687
5.00%, 04/05/46	82	80,633
5.00%, 05/20/49 (Call 11/20/48)	30	29,914
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	247	214,939
3.50%, 06/03/24 (Call 03/03/24)	167	168,082
3.50%, 03/10/25 (Call 12/10/24)	297	298,794
3.75%, 03/14/26 (Call 12/14/25)	353	354,920
3.88%, 03/15/24 (Call 02/15/24)	114	115,353
4.20%, 03/01/48 (Call 09/01/47)	89	82,465
4.35%, 01/30/47 (Call 07/30/46)	216	206,045
4.38%, 03/15/29 (Call 12/15/28)	448	455,706
4.75%, 03/15/39 (Call 09/15/38)	142	144,114
4.90%, 03/15/49 (Call 09/15/48)	293	304,058
5.88%, 08/01/33	152	172,189
MetLife Inc.
4.05%, 03/01/45	146	135,644
4.13%, 08/13/42	156	147,442
4.55%, 03/23/30 (Call 12/23/29)	84	87,401
4.60%, 05/13/46 (Call 11/13/45)	114	115,430
4.72%, 12/15/44	145	145,439
4.88%, 11/13/43	220	228,153
5.70%, 06/15/35	97	109,797
5.88%, 02/06/41	152	172,344
6.38%, 06/15/34	25	29,962
6.40%, 12/15/66 (Call 12/15/31)	314	326,014
6.50%, 12/15/32	115	137,126
10.75%, 08/01/69 (Call 08/01/34)	105	142,701
Munich Re America Corp., Series B, 7.45%, 12/15/26	41	46,527
Nationwide Financial Services Inc., 6.75%, 05/15/87	33	34,296
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	61	59,097
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	58	56,324
3.40%, 05/15/25 (Call 02/15/25)	49	48,839
3.70%, 05/15/29 (Call 02/15/29)	42	40,669
4.30%, 11/15/46 (Call 05/15/46)	162	156,685
4.35%, 05/15/43	198	184,132
4.63%, 09/15/42	107	103,771
6.05%, 10/15/36	123	142,606
Progressive Corp. (The)
2.45%, 01/15/27(a)	49	46,957
3.20%, 03/26/30 (Call 12/26/29)	35	33,248
3.70%, 01/26/45	70	60,691
3.95%, 03/26/50 (Call 09/26/49)	76	69,621
4.00%, 03/01/29 (Call 12/01/28)	49	49,484
4.13%, 04/15/47 (Call 10/15/46)	152	143,889
4.20%, 03/15/48 (Call 09/15/47)	92	88,040
4.35%, 04/25/44	102	98,808
6.25%, 12/01/32	12	14,104
6.63%, 03/01/29(a)	70	80,954
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	190	177,236
2.10%, 03/10/30 (Call 12/10/29)(a)	57	50,356
3.00%, 03/10/40 (Call 09/10/39)	72	59,396
3.70%, 03/13/51 (Call 09/13/50)	286	250,702
	Par
Security	(000)	Value

Insurance (continued)
3.88%, 03/27/28 (Call 12/27/27)	$55	$55,341
3.91%, 12/07/47 (Call 06/07/47)	280	252,731
3.94%, 12/07/49 (Call 06/07/49)	330	299,617
4.35%, 02/25/50 (Call 08/25/49)	176	170,312
4.42%, 03/27/48 (Call 09/27/47)	110	105,868
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(b)	227	209,328
4.60%, 05/15/44(a)	146	143,481
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(b)	171	166,183
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(b)	158	154,703
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(b)	339	335,698
5.70%, 12/14/36	58	65,824
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(b)	288	285,996
5.75%, 07/15/33(a)	111	124,724
6.63%, 12/01/37	33	39,651
6.63%, 06/21/40	101	119,370
Prudential PLC
3.13%, 04/14/30	447	415,169
3.63%, 03/24/32 (Call 12/24/31)	160	150,365
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	191	184,970
3.95%, 09/15/26 (Call 06/15/26)	35	35,167
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	17	16,259
Swiss Re America Holding Corp., 7.00%, 02/15/26	384	430,349
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	139	100,147
3.75%, 05/15/46 (Call 11/15/45)	157	138,987
4.00%, 05/30/47 (Call 11/30/46)	238	220,383
4.05%, 03/07/48 (Call 09/07/47)	117	109,339
4.10%, 03/04/49 (Call 09/04/48)	109	102,421
4.30%, 08/25/45 (Call 02/25/45)	119	114,072
4.60%, 08/01/43	185	184,330
5.35%, 11/01/40	220	240,975
6.25%, 06/15/37	208	253,205
6.75%, 06/20/36	224	276,660
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	60,238
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	66	66,492
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	14,518
4.13%, 06/15/51 (Call 12/15/50)	200	154,862
4.50%, 12/15/49 (Call 06/15/49)	60	48,937
Voya Financial Inc.
3.65%, 06/15/26	65	64,190
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(b)	195	168,355
4.80%, 06/15/46	225	218,250
5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(b)	85	82,606
5.70%, 07/15/43	208	224,382
W R Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	50	43,652
4.75%, 08/01/44(a)	69	67,755
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	71	63,804
3.88%, 09/15/49 (Call 03/15/49)	89	72,989

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.50%, 09/15/28 (Call 06/15/28)	$48	$47,825
4.65%, 06/15/27	50	50,358
5.05%, 09/15/48 (Call 03/15/48)	169	164,282
XLIT Ltd.
4.45%, 03/31/25	665	678,872
5.25%, 12/15/43	185	206,617
5.50%, 03/31/45	255	275,884
		27,975,906
Internet — 0.7%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	200	138,486
3.25%, 02/09/61 (Call 08/09/60)	292	196,618
4.00%, 12/06/37 (Call 06/06/37)	174	151,256
4.20%, 12/06/47 (Call 06/06/47)	192	159,203
4.40%, 12/06/57 (Call 06/06/57)	293	242,214
4.50%, 11/28/34 (Call 05/28/34)	100	94,345
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	232	164,926
2.25%, 08/15/60 (Call 02/15/60)	272	188,583
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	201	149,659
2.70%, 06/03/60 (Call 12/03/59)	420	304,038
3.10%, 05/12/51 (Call 11/12/50)	635	529,844
3.15%, 08/22/27 (Call 05/22/27)	153	151,487
3.25%, 05/12/61 (Call 11/12/60)	247	200,902
3.45%, 04/13/29 (Call 02/13/29)	50	49,734
3.88%, 08/22/37 (Call 02/22/37)	138	136,370
3.95%, 04/13/52 (Call 10/13/51)	100	96,044
4.05%, 08/22/47 (Call 02/22/47)	336	330,217
4.10%, 04/13/62 (Call 10/13/61)	140	134,501
4.25%, 08/22/57 (Call 02/22/57)	318	316,909
4.80%, 12/05/34 (Call 06/05/34)	180	196,222
4.95%, 12/05/44 (Call 06/05/44)(a)	260	285,262
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	88	86,936
3.60%, 06/01/26 (Call 03/01/26)	75	75,324
4.63%, 04/13/30 (Call 01/13/30)	231	239,180
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	274	261,478
2.70%, 03/11/30 (Call 12/11/29)	230	204,288
3.45%, 08/01/24 (Call 05/01/24)(a)	76	76,259
3.60%, 06/05/27 (Call 03/05/27)	303	299,313
3.65%, 05/10/51 (Call 11/10/50)	130	104,642
4.00%, 07/15/42 (Call 01/15/42)	286	251,305
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	200	176,798
3.80%, 02/15/28 (Call 11/15/27)	230	220,414
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	3,910
		6,216,667
Iron & Steel — 0.1%
ArcelorMittal SA, 7.00%, 10/15/39	107	115,774
Nucor Corp.
3.95%, 05/23/25	60	60,674
3.95%, 05/01/28 (Call 02/01/28)	96	95,301
4.30%, 05/23/27 (Call 04/23/27)	60	60,986
4.40%, 05/01/48 (Call 11/01/47)	40	37,960
6.40%, 12/01/37	30	35,918
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	150	147,528
	Par
Security	(000)	Value

Iron & Steel (continued)
3.25%, 10/15/50 (Call 04/15/50)	$131	$97,557
3.45%, 04/15/30 (Call 01/15/30)	51	47,484
		699,182
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	35	28,687
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	92	90,275
4.63%, 07/28/45 (Call 01/28/45)	277	230,323
		349,285
Lodging — 1.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	40	36,951
3.70%, 01/15/31 (Call 10/15/30)(a)	40	36,706
Hyatt Hotels Corp., 6.00%, 04/23/30 (Call 01/23/30)	86	90,274
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	40	36,828
3.20%, 08/08/24 (Call 07/08/24)	121	116,246
3.50%, 08/18/26 (Call 06/18/26)	95	86,238
3.90%, 08/08/29 (Call 05/08/29)(a)	220	191,693
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	49,845
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	60,248
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	172	170,695
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	367	330,164
Series R, 3.13%, 06/15/26 (Call 03/15/26)	161	156,299
Series X, 4.00%, 04/15/28 (Call 01/15/28)(a)	187	182,852
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	250	197,987
5.13%, 08/08/25 (Call 06/08/25)	440	407,590
5.40%, 08/08/28 (Call 05/08/28)	8,685	7,661,473
		9,812,089
Machinery — 1.4%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	120	120,280
4.38%, 05/08/42	95	93,002
Caterpillar Financial Services Corp.
2.15%, 11/08/24(a)	201	197,493
2.40%, 08/09/26	37	35,730
2.85%, 05/17/24	133	133,317
3.25%, 12/01/24	179	180,702
3.30%, 06/09/24	114	115,040
3.65%, 12/07/23	218	221,867
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	229	213,597
2.60%, 04/09/30 (Call 01/09/30)	416	386,739
3.25%, 09/19/49 (Call 03/19/49)	170	147,249
3.25%, 04/09/50 (Call 10/09/49)	110	94,542
3.40%, 05/15/24 (Call 02/15/24)	328	332,730
3.80%, 08/15/42(a)	166	158,332
4.30%, 05/15/44 (Call 11/15/43)	76	75,553
4.75%, 05/15/64 (Call 11/15/63)	107	114,389
5.20%, 05/27/41	51	56,442
5.30%, 09/15/35	104	116,115
6.05%, 08/15/36	75	89,766
CNH Industrial Capital LLC
3.95%, 05/23/25	1,000	1,003,130
4.20%, 01/15/24	392	398,417
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	701	685,220

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.50%, 08/15/23	$1,049	$1,063,738
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	20	17,049
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	104	103,061
2.88%, 09/07/49 (Call 03/07/49)	38	30,533
3.10%, 04/15/30 (Call 01/15/30)(a)	132	126,612
3.75%, 04/15/50 (Call 10/15/49)(a)	68	64,345
3.90%, 06/09/42 (Call 12/09/41)(a)	111	107,541
5.38%, 10/16/29	50	54,977
7.13%, 03/03/31	20	24,650
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	15	13,920
3.15%, 11/15/25 (Call 08/15/25)	30	29,744
5.38%, 10/15/35	25	26,191
5.38%, 03/01/41 (Call 12/01/40)	65	68,105
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	267	219,575
3.50%, 10/01/30 (Call 07/01/30)	154	137,696
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	20	17,361
John Deere Capital Corp.
1.75%, 03/09/27	104	96,529
2.05%, 01/09/25	33	32,273
2.25%, 09/14/26	112	107,389
2.45%, 01/09/30(a)	32	29,295
2.65%, 06/10/26	90	87,673
2.80%, 09/08/27	90	87,242
2.80%, 07/18/29	91	85,917
3.05%, 01/06/28	110	107,384
3.40%, 09/11/25	45	45,301
3.45%, 03/13/25	76	77,087
3.45%, 03/07/29	70	69,021
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	142	141,240
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	706	618,329
4.60%, 05/15/28 (Call 02/15/28)(a)	195	197,172
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	74	58,099
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	40	27,829
2.88%, 03/01/25 (Call 12/01/24)	15	14,885
3.50%, 03/01/29 (Call 12/01/28)	171	167,982
4.20%, 03/01/49 (Call 09/01/48)	146	138,376
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	327	311,320
4.95%, 09/15/28 (Call 06/15/28)	202	202,907
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,834	1,658,596
2.25%, 01/30/31 (Call 10/30/30)(a)	545	472,673
3.25%, 11/01/26 (Call 08/01/26)	1,155	1,135,943
4.38%, 11/01/46 (Call 05/01/46)(a)	205	192,946
		13,238,158
Manufacturing — 2.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,357	1,321,447
2.25%, 09/19/26 (Call 06/19/26)	753	723,528
2.38%, 08/26/29 (Call 05/26/29)	773	710,248
2.65%, 04/15/25 (Call 03/15/25)	286	282,897
2.88%, 10/15/27 (Call 07/15/27)(a)	920	898,628
3.00%, 08/07/25(a)	1,391	1,394,241
3.05%, 04/15/30 (Call 01/15/30)	600	572,610
3.25%, 02/14/24 (Call 01/14/24)	608	613,849
Security	Par (000)	Value

Manufacturing (continued)
3.25%, 08/26/49 (Call 02/26/49)	$236	$198,967
3.38%, 03/01/29 (Call 12/01/28)	655	643,623
3.63%, 09/14/28 (Call 06/14/28)(a)	625	629,062
3.63%, 10/15/47 (Call 04/15/47)	276	245,949
3.70%, 04/15/50 (Call 10/15/49)(a)	252	228,110
4.00%, 09/14/48 (Call 03/14/48)	316	299,189
5.70%, 03/15/37	78	91,006
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	177	155,365
3.50%, 12/01/24 (Call 10/01/24)	129	128,875
3.75%, 12/01/27 (Call 09/01/27)	56	54,833
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	66	64,159
3.92%, 09/15/47 (Call 03/15/47)	65	57,713
4.00%, 11/02/32	64	63,512
4.15%, 11/02/42	131	124,923
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	770	761,207
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	90	83,555
5.88%, 01/14/38	15	16,421
6.75%, 03/15/32	225	261,193
6.88%, 01/10/39	12	14,413
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	236	229,550
3.50%, 03/01/24 (Call 12/01/23)	116	117,343
3.90%, 09/01/42 (Call 03/01/42)	89	83,176
4.88%, 09/15/41 (Call 03/15/41)	55	58,589
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	116	108,736
4.00%, 06/14/49 (Call 12/14/48)	120	104,783
4.10%, 03/01/47 (Call 09/01/46)	53	46,899
4.20%, 11/21/34 (Call 05/21/34)	171	163,245
4.45%, 11/21/44 (Call 05/21/44)	86	79,739
6.25%, 05/15/38	75	84,725
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	191	187,503
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)(a)	152	136,355
3.38%, 03/01/28 (Call 12/01/27)	92	88,290
3.65%, 03/15/27 (Call 12/15/26)	115	113,314
3.90%, 09/17/29 (Call 06/17/29)	79	76,174
4.00%, 03/15/26 (Call 12/15/25)(a)	13	13,024
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	641	621,623
4.25%, 06/15/23	6,570	6,653,833
4.30%, 02/21/48 (Call 08/21/47)	156	141,968
5.75%, 06/15/43	161	175,902
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	370	366,381
3.55%, 11/01/24 (Call 08/01/24)	1,689	1,694,506
3.80%, 03/21/29 (Call 12/21/28)	690	664,270
4.50%, 03/21/49 (Call 09/21/48)	160	148,749
4.65%, 11/01/44 (Call 05/01/44)(a)	224	211,586
		23,009,786
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	186	156,268
3.70%, 04/01/51 (Call 10/01/50)	275	200,511
3.85%, 04/01/61 (Call 10/01/60)	273	194,414

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.90%, 06/01/52 (Call 12/01/51)	$707	$528,475
3.95%, 06/30/62 (Call 12/30/61)	345	249,411
4.40%, 04/01/33 (Call 01/01/33)(a)	45	42,241
4.40%, 12/01/61 (Call 06/01/61)	215	167,038
4.80%, 03/01/50 (Call 09/01/49)	329	281,769
5.13%, 07/01/49 (Call 01/01/49)	99	87,711
5.25%, 04/01/53 (Call 10/01/52)	120	109,567
5.38%, 04/01/38 (Call 10/01/37)	180	168,340
5.38%, 05/01/47 (Call 11/01/46)	684	628,206
5.50%, 04/01/63 (Call 10/01/62)	100	88,536
5.75%, 04/01/48 (Call 10/01/47)	326	315,845
6.38%, 10/23/35 (Call 04/23/35)	650	691,847
6.48%, 10/23/45 (Call 04/23/45)	530	548,253
6.83%, 10/23/55 (Call 04/23/55)	119	126,201
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	152	107,934
2.65%, 02/01/30 (Call 11/01/29)	154	142,224
2.65%, 08/15/62 (Call 02/15/62)	72	49,450
2.80%, 01/15/51 (Call 07/15/50)	155	117,681
2.89%, 11/01/51 (Call 05/01/51)(a)(c)	1,606	1,224,575
2.94%, 11/01/56 (Call 05/01/56)(c)	872	650,032
2.99%, 11/01/63 (Call 05/01/63)(c)	455	329,843
3.20%, 07/15/36 (Call 01/15/36)	194	172,309
3.25%, 11/01/39 (Call 05/01/39)	126	109,555
3.40%, 04/01/30 (Call 01/01/30)	39	37,779
3.40%, 07/15/46 (Call 01/15/46)	206	175,250
3.45%, 02/01/50 (Call 08/01/49)	201	170,293
3.55%, 05/01/28 (Call 02/01/28)	30	29,784
3.75%, 04/01/40 (Call 10/01/39)	71	64,954
3.90%, 03/01/38 (Call 09/01/37)	178	170,159
3.97%, 11/01/47 (Call 05/01/47)	170	157,478
4.00%, 08/15/47 (Call 02/15/47)	176	161,320
4.00%, 03/01/48 (Call 09/01/47)	34	31,455
4.00%, 11/01/49 (Call 05/01/49)	122	113,752
4.00%, 11/01/52 (Call 05/01/52)	147	137,397
4.15%, 10/15/28 (Call 07/15/28)	105	107,489
4.20%, 08/15/34 (Call 02/15/34)	120	120,835
4.25%, 10/15/30 (Call 07/15/30)	32	32,672
4.25%, 01/15/33	92	93,836
4.40%, 08/15/35 (Call 02/15/35)	88	89,036
4.60%, 10/15/38 (Call 04/15/38)	110	112,077
4.60%, 08/15/45 (Call 02/15/45)(a)	146	146,444
4.65%, 07/15/42	122	122,445
4.70%, 10/15/48 (Call 04/15/48)	496	507,701
4.75%, 03/01/44	150	152,252
4.95%, 10/15/58 (Call 04/15/58)	128	138,295
5.65%, 06/15/35	37	41,814
6.50%, 11/15/35	90	109,049
6.55%, 07/01/39	20	25,131
7.05%, 03/15/33	53	65,537
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	37	36,328
3.95%, 06/15/25 (Call 03/15/25)	69	68,512
3.95%, 03/20/28 (Call 12/20/27)	83	80,295
4.00%, 09/15/55 (Call 03/15/55)	458	347,114
4.13%, 05/15/29 (Call 02/15/29)	144	137,419
4.65%, 05/15/50 (Call 11/15/49)	102	85,447
4.88%, 04/01/43	67	59,378
4.90%, 03/11/26 (Call 12/11/25)	35	35,993
5.00%, 09/20/37 (Call 03/20/37)	189	181,735
Security	Par (000)	Value

Media (continued)
5.20%, 09/20/47 (Call 03/20/47)	$276	$252,112
5.30%, 05/15/49 (Call 11/15/48)	164	152,177
6.35%, 06/01/40	40	41,700
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	124	115,697
4.71%, 01/25/29 (Call 10/25/28)(a)	241	244,774
5.48%, 01/25/39 (Call 07/25/38)	133	136,538
5.58%, 01/25/49 (Call 07/25/48)	224	233,063
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	85	80,787
5.25%, 05/24/49 (Call 11/24/48)	30	30,539
6.63%, 01/15/40	194	215,879
NBCUniversal Media LLC
4.45%, 01/15/43	225	219,920
5.95%, 04/01/41(a)	180	210,031
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	41	38,982
3.38%, 02/15/28 (Call 11/15/27)	85	80,561
3.70%, 06/01/28 (Call 03/01/28)	141	135,969
4.20%, 06/01/29 (Call 03/01/29)(a)	70	68,443
4.38%, 03/15/43	306	257,349
4.60%, 01/15/45 (Call 07/15/44)	73	61,738
4.85%, 07/01/42 (Call 01/01/42)	138	122,773
4.90%, 08/15/44 (Call 02/15/44)	149	131,995
4.95%, 01/15/31 (Call 10/15/30)(a)	84	83,955
4.95%, 05/19/50 (Call 11/19/49)	135	122,140
5.25%, 04/01/44 (Call 10/01/43)	132	120,550
5.50%, 05/15/33	93	94,089
5.85%, 09/01/43 (Call 03/01/43)	221	222,704
5.90%, 10/15/40 (Call 04/15/40)	82	82,668
6.88%, 04/30/36	208	234,214
7.88%, 07/30/30	34	40,528
TCI Communications Inc., 7.13%, 02/15/28	18	20,832
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	162	171,561
5.85%, 04/15/40	36	39,023
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	116	96,408
5.50%, 09/01/41 (Call 03/01/41)	221	204,869
5.88%, 11/15/40 (Call 05/15/40)	210	209,015
6.55%, 05/01/37	371	391,913
6.75%, 06/15/39(a)	334	355,824
7.30%, 07/01/38	283	313,674
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	146	176,894
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	51	48,007
2.95%, 06/15/27	56	54,696
3.00%, 02/13/26(a)	39	38,599
3.00%, 07/30/46(a)	17	13,613
3.15%, 09/17/25	58	57,785
3.70%, 12/01/42	220	197,146
4.13%, 06/01/44	191	182,413
4.38%, 08/16/41(a)	148	144,593
Series B, 7.00%, 03/01/32	33	40,410
Series E, 4.13%, 12/01/41	208	197,945
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	124	109,631
2.75%, 09/01/49 (Call 03/01/49)	495	373,839
3.35%, 03/24/25	30	30,233
3.38%, 11/15/26 (Call 08/15/26)	142	141,558

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.60%, 01/13/51 (Call 07/13/50)	$470	$413,186
3.70%, 10/15/25 (Call 07/15/25)	90	90,826
3.70%, 03/23/27(a)	54	54,392
3.80%, 03/22/30	74	73,636
3.80%, 05/13/60 (Call 11/13/59)	192	169,622
4.63%, 03/23/40 (Call 09/23/39)	157	161,307
4.70%, 03/23/50 (Call 09/23/49)	280	291,866
4.75%, 09/15/44 (Call 03/15/44)	220	226,026
4.75%, 11/15/46 (Call 05/15/46)	53	54,185
4.95%, 10/15/45 (Call 04/15/45)	202	211,654
5.40%, 10/01/43(a)	179	198,194
6.15%, 03/01/37	15	17,649
6.15%, 02/15/41	35	41,894
6.20%, 12/15/34	185	218,520
6.40%, 12/15/35	110	133,708
6.55%, 03/15/33	123	146,162
6.65%, 11/15/37	228	284,820
		21,864,694
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	4,971
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	110	104,911
5.25%, 10/01/54 (Call 04/01/54)	25	24,700
		134,582
Mining — 0.3%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	288	298,498
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	67	57,632
2.80%, 10/01/29 (Call 07/01/29)	36	32,919
4.88%, 03/15/42 (Call 09/15/41)	259	262,240
5.45%, 06/09/44 (Call 12/09/43)	133	141,379
5.88%, 04/01/35	127	139,687
6.25%, 10/01/39	181	208,177
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	91,463
6.13%, 12/15/33	180	213,520
7.25%, 03/15/31	82	100,755
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	10	7,645
5.20%, 11/02/40	311	340,893
7.13%, 07/15/28	138	161,561
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	215	208,322
4.75%, 03/22/42 (Call 09/22/41)	72	74,812
		2,339,503
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	164	146,216

Oil & Gas — 2.6%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	276	203,409
2.94%, 06/04/51 (Call 12/04/50)	233	177,066
3.00%, 02/24/50 (Call 08/24/49)	372	287,415
3.00%, 03/17/52 (Call 09/17/51)	150	115,063
3.02%, 01/16/27 (Call 10/16/26)	207	201,500
3.12%, 05/04/26 (Call 02/04/26)	163	160,658
3.19%, 04/06/25 (Call 03/06/25)	173	172,706
3.38%, 02/08/61 (Call 08/08/60)	234	186,393
Security	Par (000)	Value

Oil & Gas (continued)
3.41%, 02/11/26 (Call 12/11/25)	$120	$119,856
3.54%, 04/06/27 (Call 02/06/27)	131	130,784
3.59%, 04/14/27 (Call 01/14/27)	100	99,500
3.63%, 04/06/30 (Call 01/06/30)	271	265,290
3.80%, 09/21/25 (Call 07/21/25)	373	379,244
3.94%, 09/21/28 (Call 06/21/28)	188	188,581
4.23%, 11/06/28 (Call 08/06/28)	180	183,548
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	141	138,336
3.51%, 03/17/25	44	44,407
3.54%, 11/04/24	138	139,580
3.72%, 11/28/28 (Call 08/28/28)	179	177,378
Burlington Resources LLC, 7.40%, 12/01/31	10	12,475
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	396	333,388
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	349	254,721
5.25%, 11/15/43 (Call 05/15/43)	10	11,092
6.00%, 03/01/41 (Call 09/01/40)	40	48,706
ConocoPhillips
5.90%, 10/15/32(a)	176	201,326
6.50%, 02/01/39	92	113,494
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	88	88,383
4.03%, 03/15/62 (Call 09/15/61)(c)	645	589,594
4.30%, 11/15/44 (Call 05/15/44)	182	178,145
6.95%, 04/15/29	72	85,463
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	117	104,232
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	95	90,951
5.00%, 06/15/45 (Call 12/15/44)(a)	125	124,856
5.60%, 07/15/41 (Call 01/15/41)	366	386,020
7.88%, 09/30/31	24	29,499
7.95%, 04/15/32	46	56,704
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	259	245,869
4.40%, 03/24/51 (Call 09/24/50)	61	55,322
Eni USA Inc., 7.30%, 11/15/27	85	96,680
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	97	93,131
4.38%, 04/15/30 (Call 01/15/30)	177	183,156
4.95%, 04/15/50 (Call 10/15/49)	188	206,777
EQT Corp., 7.50%, 02/01/30 (Call 11/01/29)	125	138,815
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	297	274,535
2.61%, 10/15/30 (Call 07/15/30)	201	186,990
3.00%, 08/16/39 (Call 02/16/39)	204	175,020
3.10%, 08/16/49 (Call 02/16/49)	201	164,906
3.45%, 04/15/51 (Call 10/15/50)	268	232,648
3.48%, 03/19/30 (Call 12/19/29)	262	258,914
3.57%, 03/06/45 (Call 09/06/44)	198	174,531
4.11%, 03/01/46 (Call 09/01/45)	523	506,897
4.23%, 03/19/40 (Call 09/19/39)	252	251,196
4.33%, 03/19/50 (Call 09/19/49)	370	372,253
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	478	476,456
4.30%, 04/01/27 (Call 01/01/27)	1,483	1,483,267
5.60%, 02/15/41	257	263,862
5.80%, 04/01/47 (Call 10/01/46)	294	309,691
6.00%, 01/15/40	388	412,595

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.13%, 03/15/33	$185	$212,386
7.30%, 08/15/31	317	371,768
7.88%, 10/01/29	268	317,912
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(c)	402	411,801
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	69	69,421
5.20%, 06/01/45 (Call 12/01/44)	158	155,426
6.60%, 10/01/37	264	298,940
6.80%, 03/15/32	276	311,527
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	262	262,493
3.80%, 04/01/28 (Call 01/01/28)	145	141,036
4.50%, 04/01/48 (Call 10/01/47)	172	150,844
4.70%, 05/01/25 (Call 04/01/25)	195	200,647
4.75%, 09/15/44 (Call 03/15/44)	148	135,864
5.00%, 09/15/54 (Call 03/15/54)	160	146,762
5.13%, 12/15/26 (Call 09/15/26)	201	209,559
6.50%, 03/01/41 (Call 09/01/40)	281	319,826
Ovintiv Inc.
6.50%, 08/15/34	900	987,777
6.50%, 02/01/38	50	54,343
6.63%, 08/15/37	135	148,508
7.20%, 11/01/31	73	82,845
7.38%, 11/01/31	20	22,983
8.13%, 09/15/30	130	153,832
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	100	78,235
3.85%, 04/09/25 (Call 03/09/25)	287	289,640
3.90%, 03/15/28 (Call 12/15/27)	346	343,630
4.65%, 11/15/34 (Call 05/15/34)	238	240,616
4.88%, 11/15/44 (Call 05/15/44)	442	448,869
5.88%, 05/01/42	227	255,915
Phillips 66 Co.
4.68%, 02/15/45(c)	33	31,850
4.90%, 10/01/46(c)	98	96,976
Tosco Corp., 8.13%, 02/15/30	10	12,571
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	424	417,114
2.83%, 01/10/30 (Call 10/10/29)	390	364,857
2.99%, 06/29/41 (Call 12/29/40)	242	200,940
3.13%, 05/29/50 (Call 11/29/49)	525	427,670
3.39%, 06/29/60 (Call 12/29/59)	126	102,544
3.45%, 02/19/29 (Call 11/19/28)(a)	177	172,932
3.46%, 07/12/49 (Call 01/12/49)	246	212,967
3.70%, 01/15/24(a)	500	507,135
3.75%, 04/10/24(a)	489	497,958
TotalEnergies Capital SA, 3.88%, 10/11/28	268	270,736
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	101	99,076
3.40%, 09/15/26 (Call 06/15/26)	5	4,898
3.65%, 12/01/51 (Call 06/01/51)	207	165,285
4.00%, 04/01/29 (Call 01/01/29)(a)	224	218,796
4.00%, 06/01/52 (Call 12/01/51)	59	49,401
4.35%, 06/01/28 (Call 03/01/28)	128	127,954
4.90%, 03/15/45	178	171,514
6.63%, 06/15/37	301	343,947
7.50%, 04/15/32	285	341,330
		24,305,130
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	326	336,096
Security	Par (000)	Value

Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	$375	$349,249
3.34%, 12/15/27 (Call 09/15/27)	587	569,402
4.08%, 12/15/47 (Call 06/15/47)	714	642,878
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	164	150,468
3.80%, 11/15/25 (Call 08/15/25)	60	60,726
4.50%, 11/15/41 (Call 05/15/41)	32	29,581
4.75%, 08/01/43 (Call 02/01/43)	193	181,688
4.85%, 11/15/35 (Call 05/15/35)	242	247,692
5.00%, 11/15/45 (Call 05/15/45)	355	348,180
6.70%, 09/15/38	228	263,158
7.45%, 09/15/39	189	233,200
HF Sinclair Corp., 4.50%, 10/01/30	50	45,673
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	282	263,100
3.95%, 12/01/42 (Call 06/01/42)	382	298,613
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	494	450,009
3.65%, 12/01/23 (Call 09/01/23)	374	379,225
		4,848,938
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	340	333,697
4.50%, 05/15/28 (Call 02/15/28)	118	119,771
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	357	306,695
2.69%, 05/25/31 (Call 02/25/31)	205	175,019
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	121	111,590
3.40%, 12/15/27 (Call 09/15/27)	86	84,193
4.05%, 12/15/49 (Call 06/15/49)	109	96,092
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	179	161,598
5.75%, 11/01/40 (Call 05/01/40)	5	5,380
WestRock MWV LLC
7.95%, 02/15/31(a)	48	59,036
8.20%, 01/15/30	81	98,928
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	54	52,152
3.90%, 06/01/28 (Call 03/01/28)(a)	94	92,838
4.00%, 03/15/28 (Call 12/15/27)	53	52,670
4.20%, 06/01/32 (Call 03/01/32)	40	39,195
4.90%, 03/15/29 (Call 12/15/28)	89	91,845
		1,880,699
Pharmaceuticals — 4.1%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	180	177,646
4.05%, 11/21/39 (Call 05/21/39)	430	400,700
4.25%, 11/14/28 (Call 08/14/28)	207	210,447
4.25%, 11/21/49 (Call 05/21/49)	877	816,627
4.30%, 05/14/36 (Call 11/14/35)	432	423,822
4.40%, 11/06/42	435	416,700
4.45%, 05/14/46 (Call 11/14/45)	595	570,522
4.50%, 05/14/35 (Call 11/14/34)	627	635,797
4.70%, 05/14/45 (Call 11/14/44)	522	519,030
4.85%, 06/15/44 (Call 12/15/43)	123	123,859
4.88%, 11/14/48 (Call 05/14/48)	338	342,884

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	$40	$39,696
3.45%, 12/15/27 (Call 09/15/27)	383	377,462
4.25%, 03/01/45 (Call 09/01/44)	177	160,564
4.30%, 12/15/47 (Call 06/15/47)	246	232,384
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	287	282,124
3.38%, 11/16/25	955	960,319
3.50%, 08/17/23 (Call 07/17/23)(a)	440	444,800
4.00%, 01/17/29 (Call 10/17/28)(a)	576	585,118
4.00%, 09/18/42	352	341,317
4.38%, 11/16/45	314	317,096
4.38%, 08/17/48 (Call 02/17/48)	246	251,742
6.45%, 09/15/37	570	717,470
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	185	184,069
4.67%, 06/06/47 (Call 12/06/46)	458	448,570
4.69%, 12/15/44 (Call 06/15/44)	399	385,837
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	59	43,723
2.95%, 03/15/32 (Call 12/15/31)	55	51,838
3.25%, 08/01/42	128	109,322
3.55%, 03/15/42 (Call 09/15/41)	40	36,136
3.70%, 03/15/52 (Call 09/15/51)	25	22,658
3.90%, 03/15/62 (Call 09/15/61)	570	516,625
4.25%, 10/26/49 (Call 04/26/49)	453	448,080
4.35%, 11/15/47 (Call 05/15/47)	285	284,692
4.50%, 03/01/44 (Call 09/01/43)(a)	30	30,204
4.55%, 02/20/48 (Call 08/20/47)	287	294,539
4.63%, 05/15/44 (Call 11/15/43)	40	41,199
5.00%, 08/15/45 (Call 02/15/45)(a)	54	58,336
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	112	111,387
3.41%, 06/15/27 (Call 03/15/27)(a)	604	592,850
3.50%, 11/15/24 (Call 08/15/24)(a)	187	187,683
3.75%, 09/15/25 (Call 06/15/25)	440	442,191
4.37%, 06/15/47 (Call 12/15/46)	325	290,384
4.50%, 11/15/44 (Call 05/15/44)	212	188,831
4.60%, 03/15/43	200	179,812
4.90%, 09/15/45 (Call 03/15/45)	194	183,869
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	382	337,699
3.20%, 03/15/40 (Call 09/15/39)	70	57,773
3.40%, 03/15/50 (Call 09/15/49)	337	270,025
3.40%, 03/15/51 (Call 09/15/50)	130	103,947
3.88%, 10/15/47 (Call 04/15/47)	184	158,413
4.13%, 11/15/25 (Call 09/15/25)	758	770,931
4.38%, 10/15/28 (Call 07/15/28)	570	578,493
4.80%, 08/15/38 (Call 02/15/38)	422	427,976
4.80%, 07/15/46 (Call 01/16/46)	229	228,219
4.90%, 12/15/48 (Call 06/15/48)	603	602,849
6.13%, 11/15/41	94	106,384
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	143	138,809
3.00%, 08/15/26 (Call 06/15/26)	271	264,566
3.25%, 08/15/29 (Call 05/15/29)	274	258,179
3.63%, 04/01/27 (Call 02/01/27)	351	350,382
3.75%, 04/01/30 (Call 01/01/30)	168	162,130
3.88%, 07/20/25 (Call 04/20/25)	212	214,381
4.13%, 04/01/40 (Call 10/01/39)	288	264,044
Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 04/01/50 (Call 10/01/49)	$236	$215,876
4.30%, 03/25/28 (Call 12/25/27)	549	555,868
4.78%, 03/25/38 (Call 09/25/37)	481	482,491
4.88%, 07/20/35 (Call 01/20/35)	552	568,626
5.05%, 03/25/48 (Call 09/25/47)	1,297	1,321,461
5.13%, 07/20/45 (Call 01/20/45)	453	462,255
5.30%, 12/05/43 (Call 06/05/43)	320	331,674
6.13%, 09/15/39	99	111,463
6.25%, 06/01/27	64	70,297
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	522	378,633
2.75%, 06/01/25 (Call 03/01/25)(a)	366	364,580
3.10%, 05/15/27 (Call 02/15/27)	151	149,048
3.38%, 03/15/29 (Call 12/15/28)	207	205,288
3.70%, 03/01/45 (Call 09/01/44)	91	85,851
3.95%, 05/15/47 (Call 11/15/46)	15	14,819
3.95%, 03/15/49 (Call 09/15/48)	25	24,922
4.15%, 03/15/59 (Call 09/15/58)	50	49,751
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	425	432,017
3.88%, 05/15/28(a)	286	291,866
4.20%, 03/18/43	109	107,700
5.38%, 04/15/34	54	61,466
6.38%, 05/15/38	432	535,585
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	532	534,054
3.38%, 06/01/29 (Call 03/01/29)	153	150,538
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	86	61,338
3.40%, 01/15/38 (Call 07/15/37)	226	211,324
3.50%, 01/15/48 (Call 07/15/47)	90	82,618
3.55%, 03/01/36 (Call 09/01/35)	119	116,762
3.63%, 03/03/37 (Call 09/03/36)	187	183,686
3.70%, 03/01/46 (Call 09/01/45)	343	326,896
3.75%, 03/03/47 (Call 09/03/46)	292	279,225
4.38%, 12/05/33 (Call 06/05/33)	191	204,135
4.50%, 09/01/40	106	110,340
4.50%, 12/05/43 (Call 06/05/43)	127	131,381
4.85%, 05/15/41	23	24,750
4.95%, 05/15/33(a)	120	134,921
5.85%, 07/15/38	102	121,615
5.95%, 08/15/37	163	201,326
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	94	93,332
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	565	576,769
4.60%, 06/01/44 (Call 12/01/43)	95	95,636
5.90%, 11/01/39	21	24,167
Merck & Co. Inc.
2.75%, 12/10/51 (Call 06/10/51)	290	225,344
2.90%, 12/10/61 (Call 06/10/61)	185	140,406
3.40%, 03/07/29 (Call 12/07/28)	449	444,169
3.60%, 09/15/42 (Call 03/15/42)	198	181,550
3.70%, 02/10/45 (Call 08/10/44)	450	415,930
3.90%, 03/07/39 (Call 09/07/38)	57	56,342
4.00%, 03/07/49 (Call 09/07/48)	292	283,424
4.15%, 05/18/43	77	76,500
6.50%, 12/01/33	237	295,496
6.55%, 09/15/37	102	127,929

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	$120	$140,534
5.95%, 12/01/28	68	76,656
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	305	267,927
5.40%, 11/29/43 (Call 05/29/43)	35	31,526
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	65	52,352
4.00%, 11/20/45 (Call 05/20/45)	173	168,351
4.40%, 05/06/44	136	140,503
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	28	27,367
4.13%, 12/15/46	96	95,114
4.20%, 09/15/48 (Call 03/15/48)	86	86,524
7.20%, 03/15/39	62	84,106
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	298	291,426
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	372	288,743
3.38%, 07/09/60 (Call 01/09/60)	222	167,066
5.00%, 11/26/28 (Call 08/26/28)	205	214,699
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	159	141,826
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	320	236,986
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	562	543,122
3.00%, 05/15/50 (Call 11/15/49)	60	47,155
3.90%, 08/20/28 (Call 05/20/28)	367	366,629
3.95%, 09/12/47 (Call 03/12/47)	348	321,378
4.45%, 08/20/48 (Call 02/20/48)	154	151,782
4.50%, 11/13/25 (Call 08/13/25)	368	379,496
4.70%, 02/01/43 (Call 08/01/42)	533	543,484
		37,374,353
Pipelines — 3.2%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	40	39,749
4.80%, 05/03/29 (Call 02/03/29)(a)	159	157,520
4.95%, 12/15/24 (Call 09/15/24)	110	112,468
5.95%, 06/01/26 (Call 03/01/26)	132	138,985
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	179	169,375
5.13%, 06/30/27 (Call 01/01/27)	248	255,661
5.88%, 03/31/25 (Call 10/02/24)	135	140,562
7.00%, 06/30/24 (Call 01/01/24)	170	178,505
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	171	181,583
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	119	149,456
Series B, 7.50%, 04/15/38	92	112,855
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	151	146,650
3.13%, 11/15/29 (Call 08/15/29)(a)	225	208,937
3.40%, 08/01/51 (Call 02/01/51)	180	143,071
3.50%, 06/10/24 (Call 03/10/24)	102	102,473
3.70%, 07/15/27 (Call 04/15/27)	202	198,455
4.00%, 11/15/49 (Call 05/15/49)	178	157,327
4.25%, 12/01/26 (Call 09/01/26)	156	157,685
4.50%, 06/10/44 (Call 12/10/43)	144	133,151
5.50%, 12/01/46 (Call 06/01/46)	222	238,635
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	1,095	1,040,907
Security	Par (000)	Value

Pipelines (continued)
4.40%, 03/15/27 (Call 12/15/26)	$114	$113,204
4.95%, 05/15/28 (Call 02/15/28)	1,646	1,656,518
5.00%, 05/15/44 (Call 11/15/43)	1,010	892,517
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	120	109,754
3.13%, 07/31/29 (Call 04/30/29)	171	160,615
3.70%, 01/31/51 (Call 07/31/50)	45	37,280
3.95%, 01/31/60 (Call 07/31/59)	214	178,110
4.15%, 10/16/28 (Call 07/16/28)	422	424,933
4.20%, 01/31/50 (Call 07/31/49)	259	229,676
4.25%, 02/15/48 (Call 08/15/47)	248	223,656
4.45%, 02/15/43 (Call 08/15/42)	125	115,578
4.80%, 02/01/49 (Call 08/01/48)	78	75,098
4.85%, 08/15/42 (Call 02/15/42)	66	64,042
4.85%, 03/15/44 (Call 09/15/43)	132	128,258
4.90%, 05/15/46 (Call 11/15/45)	227	220,769
4.95%, 10/15/54 (Call 04/15/54)	85	81,960
5.10%, 02/15/45 (Call 08/15/44)	407	403,703
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	217	186,926
5.70%, 02/15/42	80	84,570
5.95%, 02/01/41	101	110,475
6.13%, 10/15/39	70	77,530
6.45%, 09/01/40	24	27,258
7.55%, 04/15/38	55	68,393
Series D, 6.88%, 03/01/33	123	146,291
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	134	116,580
Series H, 6.65%, 10/15/34.	14	16,318
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	84	74,419
5.00%, 08/15/42 (Call 02/15/42)	177	166,350
5.00%, 03/01/43 (Call 09/01/42)	153	142,598
5.40%, 09/01/44 (Call 03/01/44)	113	109,839
5.50%, 03/01/44 (Call 09/01/43)	135	131,926
5.63%, 09/01/41	170	167,120
5.80%, 03/15/35	53	55,763
6.38%, 03/01/41	173	182,999
6.50%, 02/01/37	88	95,830
6.50%, 09/01/39	113	122,617
6.55%, 09/15/40	75	81,635
6.95%, 01/15/38	251	286,155
7.30%, 08/15/33	151	174,099
7.40%, 03/15/31(a)	49	56,340
7.50%, 11/15/40	74	87,427
7.75%, 03/15/32	146	172,216
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	120	88,320
3.60%, 02/15/51 (Call 08/15/50)	37	28,831
4.30%, 06/01/25 (Call 03/01/25)	249	252,287
4.30%, 03/01/28 (Call 12/01/27)	344	345,283
5.05%, 02/15/46 (Call 08/15/45)	215	204,022
5.20%, 03/01/48 (Call 09/01/47)	145	140,151
5.30%, 12/01/34 (Call 06/01/34)	271	277,978
5.55%, 06/01/45 (Call 12/01/44)	287	292,487
7.75%, 01/15/32	273	330,030
7.80%, 08/01/31	128	154,504
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	140	117,212
4.20%, 10/03/47 (Call 04/03/47)	194	169,017

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/15/46 (Call 03/15/46)	$87	$76,970
4.85%, 02/01/49 (Call 08/01/48)	83	78,273
5.15%, 10/15/43 (Call 04/15/43)	108	106,680
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	159	155,737
4.13%, 03/01/27 (Call 12/01/26)	366	363,361
4.25%, 12/01/27 (Call 09/01/27)	106	105,334
4.50%, 04/15/38 (Call 10/15/37)	249	231,575
4.70%, 04/15/48 (Call 10/15/47)	268	239,919
4.80%, 02/15/29 (Call 11/15/28)	182	184,847
4.90%, 04/15/58 (Call 10/15/57)	72	62,955
5.20%, 03/01/47 (Call 09/01/46)	247	236,619
5.50%, 02/15/49 (Call 08/15/48)	286	285,351
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	27,888
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	389	366,633
2.75%, 09/01/24 (Call 08/01/24)	292	286,259
3.10%, 03/15/30 (Call 12/15/29)	225	200,916
3.40%, 09/01/29 (Call 06/01/29)	304	277,969
4.00%, 07/13/27 (Call 04/13/27)	294	289,743
4.35%, 03/15/29 (Call 12/15/28)	227	221,171
4.45%, 09/01/49 (Call 03/01/49)	98	82,897
4.50%, 03/15/50 (Call 09/15/49)	117	99,008
4.55%, 07/15/28 (Call 04/15/28)	230	230,377
4.95%, 07/13/47 (Call 01/06/47)	220	197,468
5.20%, 07/15/48 (Call 01/15/48)	84	79,497
6.00%, 06/15/35	248	252,886
6.35%, 01/15/31 (Call 10/15/30)	20	21,850
7.15%, 01/15/51 (Call 07/15/50)	74	83,072
7.50%, 09/01/23 (Call 06/01/23)(a)	230	239,662
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(a)	242	247,854
5.00%, 09/15/23 (Call 06/15/23)(a)	100	101,732
6.13%, 02/01/41 (Call 08/01/40)(a)	213	214,693
6.20%, 09/15/43 (Call 03/15/43)	176	173,344
6.65%, 10/01/36	229	244,755
6.85%, 10/15/37	205	221,496
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	174	161,004
4.70%, 06/15/44 (Call 12/15/43)	149	125,728
4.90%, 02/15/45 (Call 08/15/44)	179	155,263
5.15%, 06/01/42 (Call 12/01/41)	64	56,693
6.65%, 01/15/37	193	202,982
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	369	365,247
4.50%, 05/15/30 (Call 11/15/29)	217	216,913
5.00%, 03/15/27 (Call 09/15/26)	329	339,150
5.63%, 03/01/25 (Call 12/01/24)	449	466,210
5.88%, 06/30/26 (Call 12/31/25)	382	403,820
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	298	290,943
3.50%, 03/15/25 (Call 12/15/24)	228	226,630
4.50%, 03/15/45 (Call 09/15/44)	211	193,715
4.75%, 03/15/24 (Call 12/15/23)	88	89,892
5.95%, 09/25/43 (Call 03/25/43)(a)	156	171,349
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	279	278,132
4.38%, 03/13/25 (Call 12/13/24)	60	60,824
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	197,244
Security	Par (000)	Value

Pipelines (continued)
7.00%, 10/15/28	$141	$159,766
Texas Eastern Transmission LP, 7.00%, 07/15/32	88	101,985
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	118	116,680
4.25%, 05/15/28 (Call 02/15/28)	112	112,805
4.63%, 03/01/34 (Call 12/01/33)	176	177,575
4.75%, 05/15/38 (Call 11/15/37)	86	85,367
4.88%, 05/15/48 (Call 11/15/47)	161	162,534
5.10%, 03/15/49 (Call 09/15/48)	103	108,233
5.60%, 03/31/34	147	157,096
5.85%, 03/15/36	118	130,546
6.10%, 06/01/40	111	125,067
6.20%, 10/15/37	150	171,663
7.25%, 08/15/38	233	289,225
7.63%, 01/15/39	171	221,666
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	143	123,003
4.00%, 03/15/28 (Call 12/15/27)	188	186,708
4.45%, 08/01/42 (Call 02/01/42)	65	60,239
4.60%, 03/15/48 (Call 09/15/47)	168	156,830
5.40%, 08/15/41 (Call 02/15/41)	163	168,097
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	207	208,627
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	303	297,843
4.85%, 03/01/48 (Call 09/01/47)	148	141,007
4.90%, 01/15/45 (Call 07/15/44)	287	269,944
5.10%, 09/15/45 (Call 03/15/45)	255	250,063
5.40%, 03/04/44 (Call 09/04/43)	92	91,973
5.75%, 06/24/44 (Call 12/24/43)	82	85,501
5.80%, 11/15/43 (Call 05/15/43)	107	111,378
6.30%, 04/15/40	203	224,920
8.75%, 03/15/32(a)	86	111,158
		29,519,506
Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	399	402,424
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	808	679,253
4.88%, 03/01/26 (Call 12/01/25)	1,107	1,135,494
		2,217,171
Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	13	11,728
3.00%, 05/18/51 (Call 11/18/50)	145	104,364
3.38%, 08/15/31 (Call 05/15/31)	25	23,115
3.55%, 03/15/52 (Call 09/15/51)	50	39,927
3.95%, 01/15/27 (Call 10/15/26)	71	71,312
3.95%, 01/15/28 (Call 10/15/27)	33	32,792
4.00%, 02/01/50 (Call 08/01/49)	237	204,161
4.30%, 01/15/26 (Call 10/15/25)	20	20,277
4.50%, 07/30/29 (Call 04/30/29)	3	3,004
4.70%, 07/01/30 (Call 04/01/30)	108	109,666
4.85%, 04/15/49 (Call 10/15/48)	89	87,461
4.90%, 12/15/30 (Call 09/15/30)	97	100,165
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	10	9,621
3.30%, 07/15/26 (Call 05/15/26)	86	84,848
3.63%, 11/15/27 (Call 08/15/27)	35	34,841

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	$110	$107,857
4.90%, 02/15/29 (Call 11/15/28)	66	66,858
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	40	32,188
2.10%, 06/15/30 (Call 03/15/30)	27	22,333
2.40%, 03/15/25 (Call 02/15/25)	376	362,472
2.70%, 04/15/31 (Call 01/15/31)	85	72,248
2.75%, 01/15/27 (Call 11/15/26)	432	404,214
2.90%, 01/15/30 (Call 10/15/29)	281	248,567
2.95%, 01/15/25 (Call 12/15/24)	343	337,358
2.95%, 01/15/51 (Call 07/15/50)	85	59,933
3.00%, 06/15/23	274	273,937
3.10%, 06/15/50 (Call 12/15/49)	438	318,251
3.13%, 01/15/27 (Call 10/15/26)	478	453,947
3.38%, 05/15/24 (Call 04/15/24)	340	339,833
3.38%, 10/15/26 (Call 07/15/26)	459	444,817
3.55%, 07/15/27 (Call 04/15/27)	330	317,427
3.60%, 01/15/28 (Call 10/15/27)	220	209,541
3.70%, 10/15/49 (Call 04/15/49)(a)	277	220,090
3.80%, 08/15/29 (Call 05/15/29)(a)	397	375,352
3.95%, 03/15/29 (Call 12/15/28)	227	217,421
4.00%, 06/01/25 (Call 03/01/25)	180	181,143
4.40%, 02/15/26 (Call 11/15/25)(a)	209	212,016
5.00%, 02/15/24	163	167,536
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	12	10,658
3.20%, 01/15/28 (Call 10/15/27)	33	31,781
3.30%, 06/01/29 (Call 03/01/29)	27	25,674
3.90%, 10/15/46 (Call 04/15/46)	124	112,810
4.15%, 07/01/47 (Call 01/01/47)	25	23,531
4.35%, 04/15/48 (Call 10/18/47)	25	24,452
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	5	4,161
2.75%, 10/01/26 (Call 07/01/26)	110	104,504
2.90%, 03/15/30 (Call 12/15/29)	66	58,689
3.20%, 01/15/25 (Call 10/15/24)	227	224,862
3.25%, 01/30/31 (Call 10/30/30)	221	198,129
3.40%, 06/21/29 (Call 03/21/29)	154	143,191
3.65%, 02/01/26 (Call 11/03/25)	488	483,637
3.80%, 02/01/24 (Call 11/01/23)	118	118,894
4.50%, 12/01/28 (Call 09/01/28)	123	123,925
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	39	37,739
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	115	114,420
3.85%, 02/01/25 (Call 11/01/24)	73	72,949
3.90%, 03/15/27 (Call 12/15/26)	136	132,429
4.13%, 06/15/26 (Call 03/15/26)	149	148,246
4.13%, 05/15/29 (Call 02/15/29)(a)	88	84,909
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	74	67,387
3.15%, 07/01/29 (Call 04/01/29)	62	58,284
3.35%, 11/01/49 (Call 05/01/49)	54	43,750
4.10%, 10/15/28 (Call 07/15/28)	56	55,894
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	17	13,997
2.25%, 01/15/31 (Call 10/15/30)	60	50,354
2.50%, 07/15/31 (Call 04/15/31)	27	22,858
3.10%, 11/15/29 (Call 08/15/29)	125	113,646
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 01/15/51 (Call 07/15/50)	$237	$178,703
3.30%, 07/01/30 (Call 04/01/30)	95	86,667
3.65%, 09/01/27 (Call 06/01/27)	82	79,906
3.70%, 06/15/26 (Call 03/15/26)	282	279,501
3.80%, 02/15/28 (Call 11/15/27)	67	65,234
4.00%, 03/01/27 (Call 12/01/26)	143	142,326
4.00%, 11/15/49 (Call 05/15/49)	60	50,708
4.15%, 07/01/50 (Call 01/01/50)	70	61,421
4.30%, 02/15/29 (Call 11/15/28)	189	186,664
4.45%, 02/15/26 (Call 11/15/25)	97	98,330
4.75%, 05/15/47 (Call 11/15/46)	168	157,498
5.20%, 02/15/49 (Call 08/15/48)	122	122,772
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	20	18,075
4.38%, 02/15/29 (Call 11/15/28)(a)	10	9,889
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	125	117,742
3.70%, 08/15/27 (Call 05/15/27)	22	21,395
4.45%, 07/15/28 (Call 04/15/28)	143	143,149
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	40	36,754
3.05%, 03/01/50 (Call 09/01/49)	84	63,503
3.25%, 06/30/26 (Call 03/30/26)	68	66,571
3.38%, 12/15/27 (Call 09/15/27)	8	7,731
4.00%, 09/15/28 (Call 06/15/28)	55	54,943
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	159	140,923
2.15%, 07/15/30 (Call 04/15/30)	337	283,525
2.50%, 05/15/31 (Call 02/15/31)	90	76,343
2.63%, 11/18/24 (Call 10/18/24)	367	359,502
2.90%, 11/18/26 (Call 09/18/26)	204	193,106
2.95%, 09/15/51 (Call 03/15/51)	254	182,204
3.00%, 07/15/50 (Call 01/15/50)	259	186,731
3.20%, 11/18/29 (Call 08/18/29)	490	449,732
3.40%, 02/15/52 (Call 08/15/51)	65	50,525
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	140	125,773
2.85%, 11/01/26 (Call 08/01/26)(a)	120	116,128
3.00%, 07/01/29 (Call 04/01/29)(a)	49	45,914
3.25%, 08/01/27 (Call 05/01/27)	53	51,397
3.50%, 03/01/28 (Call 12/01/27)	37	36,172
4.00%, 08/01/47 (Call 02/01/47)(a)	27	24,533
4.15%, 12/01/28 (Call 09/01/28)	23	23,213
4.50%, 07/01/44 (Call 01/01/44)(a)	134	130,478
4.50%, 06/01/45 (Call 12/01/44)	20	19,245
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	40	34,543
3.00%, 01/15/30 (Call 10/15/29)	10	9,032
4.00%, 03/01/29 (Call 12/01/28)	20	19,590
4.50%, 03/15/48 (Call 09/15/47)	38	35,723
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	56	51,750
3.25%, 07/15/27 (Call 04/15/27)	95	91,033
4.50%, 12/01/44 (Call 06/01/44)	96	88,643
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	99	90,360
4.00%, 01/15/31 (Call 10/15/30)	155	140,354
5.30%, 01/15/29 (Call 10/15/28)	164	163,219
5.75%, 06/01/28 (Call 03/03/28)	148	150,331
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	16	13,796

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	$35	$31,324
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	193	176,406
3.25%, 07/15/26 (Call 05/15/26)	205	200,677
3.40%, 02/01/25 (Call 11/01/24)(a)	134	133,247
3.50%, 07/15/29 (Call 04/15/29)	224	212,818
4.00%, 06/01/25 (Call 03/01/25)	58	58,381
6.75%, 02/01/41 (Call 08/01/40)	271	324,146
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	50	44,416
4.20%, 04/15/29 (Call 01/15/29)	25	24,412
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	137	136,088
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	30,991
Series H, 3.38%, 12/15/29 (Call 09/15/29)	96	86,099
Series I, 3.50%, 09/15/30 (Call 06/15/30)	140	125,105
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	62	56,097
3.95%, 11/01/27 (Call 08/01/27)	20	19,387
4.65%, 04/01/29 (Call 01/01/29)	60	59,073
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	20	16,171
3.05%, 02/15/30 (Call 11/15/29)	40	35,506
3.45%, 12/15/24 (Call 09/15/24)	41	40,560
4.25%, 08/15/29 (Call 05/15/29)	25	24,296
4.38%, 10/01/25 (Call 07/01/25)	121	122,396
4.75%, 12/15/28 (Call 09/15/28)	187	189,313
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	51	48,674
3.30%, 02/01/25 (Call 12/01/24)	44	43,603
3.70%, 10/01/49 (Call 04/01/49)	98	79,206
3.80%, 04/01/27 (Call 01/01/27)(a)	6	5,941
4.13%, 12/01/46 (Call 06/01/46)	115	98,724
4.25%, 04/01/45 (Call 10/01/44)	120	104,688
4.45%, 09/01/47 (Call 03/01/47)	38	34,925
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	30	29,294
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	75	73,252
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	57	55,653
4.00%, 06/15/29 (Call 03/15/29)	34	32,432
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	80	71,506
3.95%, 03/15/29 (Call 12/15/28)	70	68,591
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	15	10,617
3.10%, 04/15/50 (Call 10/15/49)	43	30,934
4.80%, 10/15/48 (Call 04/15/48)	31	29,855
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	75	62,670
3.63%, 10/01/29 (Call 07/01/29)	90	79,070
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	24	23,468
4.30%, 03/15/27 (Call 12/15/26)	112	112,431
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	30	25,817
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	88	82,379
2.13%, 10/15/50 (Call 04/15/50)	30	19,665
2.25%, 04/15/30 (Call 01/15/30)	43	37,951
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 04/15/50 (Call 10/15/49)	$278	$219,620
3.25%, 10/01/26 (Call 07/01/26)(a)	12	11,906
3.88%, 09/15/28 (Call 06/15/28)	111	110,797
4.38%, 02/01/29 (Call 11/01/28)	131	133,706
4.38%, 09/15/48 (Call 03/15/48)	40	39,329
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	11	10,434
3.65%, 01/15/28 (Call 10/15/27)	112	110,162
4.65%, 03/15/47 (Call 09/15/46)	53	53,527
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	104	93,256
3.60%, 02/01/27 (Call 11/01/26)	63	62,079
4.13%, 03/15/28 (Call 12/15/27)	40	39,545
4.40%, 02/01/47 (Call 08/01/46)	90	83,987
4.65%, 03/15/49 (Call 09/15/48)	126	119,616
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	20	16,490
3.90%, 10/15/29 (Call 07/15/29)	35	32,110
5.13%, 08/15/26 (Call 05/15/26)	103	103,117
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	53	46,683
3.25%, 09/13/49 (Call 03/13/49)	147	114,936
3.80%, 07/15/50 (Call 01/15/50)	131	112,828
4.25%, 10/01/44 (Call 04/01/44)	70	63,008
4.25%, 11/30/46 (Call 05/30/46)	136	123,835
4.75%, 03/15/42 (Call 09/15/41)	85	82,125
6.75%, 02/01/40 (Call 11/01/39)	86	102,249
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	40	39,881
4.70%, 06/01/27 (Call 03/01/27)	20	20,234
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	59	53,109
4.00%, 07/15/29 (Call 04/15/29)	20	18,822
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	25	25,007
4.63%, 03/15/29 (Call 12/15/28)	101	100,507
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	85	80,739
3.88%, 07/15/27 (Call 04/15/27)	40	38,758
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	17	15,117
3.20%, 01/15/30 (Call 10/15/29)(a)	76	69,925
4.40%, 01/26/29 (Call 10/26/28)	89	89,517
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	48	40,773
2.65%, 01/15/25 (Call 12/15/24)	70	68,055
3.00%, 01/15/30 (Call 10/15/29)	161	144,873
3.25%, 10/15/26 (Call 07/15/26)	84	81,341
3.50%, 04/15/24 (Call 03/15/24)	20	20,097
3.50%, 02/01/25 (Call 11/01/24)	134	132,951
3.75%, 05/01/24 (Call 02/01/24)	25	25,093
3.85%, 04/01/27 (Call 01/01/27)	118	116,854
4.00%, 03/01/28 (Call 12/01/27)	41	40,304
4.13%, 01/15/26 (Call 10/15/25)	95	95,403
4.38%, 02/01/45 (Call 08/01/44)	91	82,223
4.40%, 01/15/29 (Call 10/15/28)	176	174,388
4.75%, 11/15/30 (Call 08/15/30)	35	35,451
4.88%, 04/15/49 (Call 10/15/48)	81	76,995
5.70%, 09/30/43 (Call 03/30/43)	117	123,815

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP
5.13%, 05/15/32 (Call 02/15/32)	$5	$4,958
5.63%, 05/15/52	300	294,165
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	72	68,416
2.80%, 06/01/31 (Call 03/01/31)	155	136,552
3.10%, 01/15/30 (Call 10/15/29)	230	211,184
3.63%, 03/15/24 (Call 02/15/24)	329	330,444
4.00%, 06/01/25 (Call 03/01/25)	373	375,518
4.13%, 03/15/29 (Call 12/15/28)	105	103,806
4.25%, 04/01/26 (Call 01/01/26)	94	94,720
4.25%, 04/15/28 (Call 01/15/28)	209	208,881
4.50%, 01/15/24 (Call 10/15/23)	67	67,979
4.95%, 09/01/48 (Call 03/01/48)	175	175,476
6.50%, 03/15/41 (Call 09/15/40)	222	261,021
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	271	264,293
4.00%, 04/15/30 (Call 01/15/30)	240	233,386
6.95%, 10/01/27	207	234,328
7.38%, 03/15/32	280	339,506
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	14,328
		25,044,474
Retail — 2.4%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	184	177,895
4.50%, 10/01/25 (Call 07/01/25)	27	27,451
4.75%, 06/01/30 (Call 03/01/30)	169	165,331
AutoZone Inc.
3.75%, 04/18/29 (Call 01/18/29)	69	66,356
4.00%, 04/15/30 (Call 01/15/30)	4	3,900
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	1,842	1,512,024
4.45%, 10/01/28 (Call 07/01/28)	1,571	1,587,213
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	113	97,169
1.75%, 04/20/32 (Call 01/20/32)	121	102,350
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	306	263,077
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	100	93,711
4.13%, 05/01/28 (Call 02/01/28)	32	32,122
4.13%, 04/03/50 (Call 10/03/49)	197	167,694
Dollar Tree Inc.
3.38%, 12/01/51 (Call 06/01/51)	10	7,380
4.20%, 05/15/28 (Call 02/15/28)(a)	218	217,679
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	254	243,675
2.38%, 03/15/51 (Call 09/15/50)	25	17,820
2.50%, 04/15/27 (Call 02/15/27)	573	552,492
2.70%, 04/15/30 (Call 01/15/30)	192	178,596
2.75%, 09/15/51 (Call 03/15/51)	40	30,427
2.80%, 09/14/27 (Call 06/14/27)	490	478,029
2.95%, 06/15/29 (Call 03/15/29)(a)	347	331,545
3.00%, 04/01/26 (Call 01/01/26)	175	174,946
3.13%, 12/15/49 (Call 06/15/49)	302	245,870
3.30%, 04/15/40 (Call 10/15/39)	201	178,128
3.35%, 09/15/25 (Call 06/15/25)	308	311,425
3.35%, 04/15/50 (Call 10/15/49)	217	184,845
3.50%, 09/15/56 (Call 03/15/56)	499	428,761
3.63%, 04/15/52 (Call 10/15/51)	20	17,832
3.75%, 02/15/24 (Call 11/15/23)	110	112,053
Security	Par (000)	Value

Retail (continued)
3.90%, 12/06/28 (Call 09/06/28)(a)	$323	$330,745
3.90%, 06/15/47 (Call 12/15/46)	186	173,395
4.20%, 04/01/43 (Call 10/01/42)	170	167,010
4.25%, 04/01/46 (Call 10/01/45)	373	366,599
4.40%, 03/15/45 (Call 09/15/44)	243	243,894
4.50%, 12/06/48 (Call 06/06/48)	281	286,274
4.88%, 02/15/44 (Call 08/15/43)	247	262,186
5.40%, 09/15/40 (Call 03/15/40)	292	327,125
5.88%, 12/16/36	451	543,739
5.95%, 04/01/41 (Call 10/01/40)	20	23,748
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	163	147,895
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	15	12,471
2.50%, 04/15/26 (Call 01/15/26)	73	70,494
2.63%, 04/01/31 (Call 01/01/31)	252	222,791
3.00%, 10/15/50 (Call 04/15/50)	100	74,746
3.10%, 05/03/27 (Call 02/03/27)	157	153,029
3.13%, 09/15/24 (Call 06/15/24)	126	125,723
3.38%, 09/15/25 (Call 06/15/25)	82	81,995
3.65%, 04/05/29 (Call 01/05/29)	295	286,238
3.70%, 04/15/46 (Call 10/15/45)	322	273,719
3.88%, 09/15/23 (Call 06/15/23)	160	161,963
4.00%, 04/15/25 (Call 03/15/25)	190	193,671
4.05%, 05/03/47 (Call 11/03/46)	432	380,985
4.25%, 04/01/52 (Call 10/01/51)	95	86,022
4.38%, 09/15/45 (Call 03/15/45)	203	186,171
4.45%, 04/01/62 (Call 10/01/61)	180	162,365
4.50%, 04/15/30 (Call 01/15/30)	237	240,953
4.55%, 04/05/49 (Call 10/05/48)	47	44,741
4.65%, 04/15/42 (Call 10/15/41)	246	241,552
5.00%, 04/15/40 (Call 10/15/39)	289	294,049
5.13%, 04/15/50 (Call 10/15/49)	185	190,149
5.50%, 10/15/35	328	356,733
6.50%, 03/15/29	47	53,202
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	63	55,291
2.63%, 09/01/29 (Call 06/01/29)	106	97,142
3.50%, 07/01/27 (Call 05/01/27)	78	77,680
3.60%, 07/01/30 (Call 04/01/30)	44	42,843
3.63%, 05/01/43	72	61,840
3.63%, 09/01/49 (Call 03/01/49)	115	99,224
3.70%, 02/15/42	99	86,592
3.80%, 04/01/28 (Call 01/01/28)	124	124,386
4.20%, 04/01/50 (Call 10/01/49)	112	104,821
4.45%, 03/01/47 (Call 09/01/46)	88	85,065
4.45%, 09/01/48 (Call 03/01/48)	160	154,754
4.60%, 05/26/45 (Call 11/26/44)	124	122,211
4.70%, 12/09/35 (Call 06/09/35)	152	157,553
4.88%, 07/15/40	153	155,529
4.88%, 12/09/45 (Call 06/09/45)	199	205,127
5.70%, 02/01/39	192	214,305
6.30%, 10/15/37	197	234,075
6.30%, 03/01/38	162	191,145
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	45	43,716
4.20%, 04/01/30 (Call 01/01/30)	114	111,995
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	76	65,862
3.35%, 03/12/50 (Call 09/12/49)	132	103,154
3.50%, 03/01/28 (Call 12/01/27)(a)	84	82,611

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 11/15/50 (Call 05/15/50)	$254	$206,758
3.55%, 08/15/29 (Call 05/15/29)	12	11,575
3.75%, 12/01/47 (Call 06/01/47)	148	125,127
4.00%, 11/15/28 (Call 08/15/28)	70	70,336
4.30%, 06/15/45 (Call 12/15/44)	82	74,666
4.45%, 08/15/49 (Call 02/15/49)	163	152,744
4.50%, 11/15/48 (Call 05/15/48)	207	196,079
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	408	400,733
2.35%, 02/15/30 (Call 11/15/29)	406	368,303
2.50%, 04/15/26	245	240,205
2.65%, 09/15/30 (Call 06/15/30)(a)	400	367,944
3.38%, 04/15/29 (Call 01/15/29)	490	481,459
3.50%, 07/01/24	280	284,329
3.63%, 04/15/46	306	276,391
3.90%, 11/15/47 (Call 05/15/47)	281	262,946
4.00%, 07/01/42	65	63,001
6.35%, 11/01/32	50	59,086
6.50%, 10/15/37	95	117,024
7.00%, 01/15/38	60	77,397
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	176	168,179
3.88%, 04/15/30 (Call 01/15/30)	92	91,260
4.50%, 04/15/50 (Call 10/15/49)(a)	139	143,798
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	246	198,980
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	366	305,248
4.80%, 11/18/44 (Call 05/18/44)	300	279,822
		22,474,479
Semiconductors — 2.8%
Altera Corp., 4.10%, 11/15/23	168	170,967
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	5	5,574
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	280	241,839
2.75%, 06/01/50 (Call 12/01/49)	227	176,658
3.30%, 04/01/27 (Call 01/01/27)	533	533,618
3.90%, 10/01/25 (Call 07/01/25)	493	504,300
4.35%, 04/01/47 (Call 10/01/46)	316	322,582
5.10%, 10/01/35 (Call 04/01/35)	268	295,491
5.85%, 06/15/41	112	133,030
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(c)	260	212,675
3.19%, 11/15/36 (Call 08/15/36)(c)	57	45,750
3.42%, 04/15/33 (Call 01/15/33)(c)	329	284,950
3.47%, 04/15/34 (Call 01/15/34)(c)	42	35,923
3.50%, 02/15/41 (Call 08/15/40)(c)	298	237,452
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	292	228,297
4.15%, 11/15/30 (Call 08/15/30)	68	64,811
4.30%, 11/15/32 (Call 08/15/32)	235	222,585
4.93%, 05/15/37 (Call 02/15/37)(a)(c)	1,228	1,163,739
5.00%, 04/15/30 (Call 01/15/30)	5	5,049
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	324	296,518
2.60%, 05/19/26 (Call 02/19/26)	321	314,233
2.70%, 06/17/24 (Call 04/17/24)(a)	10	9,996
2.88%, 05/11/24 (Call 03/11/24)(a)	693	696,645
3.05%, 08/12/51 (Call 02/12/51)	80	63,221
3.10%, 02/15/60 (Call 08/15/59)	70	53,304
3.15%, 05/11/27 (Call 02/11/27)(a)	288	286,828
3.20%, 08/12/61 (Call 02/12/61)	78	60,475
Security	Par (000)	Value

Semiconductors (continued)
3.25%, 11/15/49 (Call 05/15/49)	$443	$366,104
3.40%, 03/25/25 (Call 02/25/25)	587	594,144
3.70%, 07/29/25 (Call 04/29/25)	533	542,402
3.73%, 12/08/47 (Call 06/08/47)	253	226,772
3.75%, 03/25/27 (Call 01/25/27)	200	203,282
3.90%, 03/25/30 (Call 12/25/29)	230	231,996
4.00%, 12/15/32(a)	500	505,760
4.10%, 05/19/46 (Call 11/19/45)	286	273,696
4.10%, 05/11/47 (Call 11/11/46)	180	169,663
4.25%, 12/15/42	92	89,630
4.60%, 03/25/40 (Call 09/25/39)(a)	76	77,978
4.75%, 03/25/50 (Call 09/25/49)	279	291,591
4.80%, 10/01/41	75	78,563
4.90%, 07/29/45 (Call 01/29/45)(a)	535	564,773
4.95%, 03/25/60 (Call 09/25/59)	369	396,409
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	103	85,382
5.00%, 03/15/49 (Call 09/15/48)	100	106,652
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	211	163,466
3.13%, 06/15/60 (Call 12/15/59)	182	139,121
3.75%, 03/15/26 (Call 01/15/26)	934	944,078
3.80%, 03/15/25 (Call 12/15/24)	197	199,770
4.00%, 03/15/29 (Call 12/15/28)	358	360,825
4.88%, 03/15/49 (Call 09/15/48)	241	255,956
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	160	155,448
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	95	71,541
4.66%, 02/15/30 (Call 11/15/29)	260	258,833
5.33%, 02/06/29 (Call 11/06/28)	273	281,731
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	705	611,129
2.85%, 04/01/30 (Call 01/01/30)	1,596	1,499,729
3.20%, 09/16/26 (Call 06/16/26)	2,572	2,587,483
3.50%, 04/01/40 (Call 10/01/39)	403	367,939
3.50%, 04/01/50 (Call 10/01/49)	467	417,914
3.70%, 04/01/60 (Call 10/01/59)	235	207,606
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	585	491,669
2.65%, 02/15/32	75	63,106
3.25%, 11/30/51	20	14,360
4.30%, 06/18/29	372	365,996
4.40%, 06/01/27	30	30,114
5.00%, 01/15/33 (Call 10/15/32)	95	94,940
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	250	248,745
4.80%, 05/20/45 (Call 11/20/44)	192	201,955
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	416	399,268
1.75%, 05/04/30 (Call 02/04/30)	420	367,517
1.90%, 09/15/31 (Call 06/15/31)	235	204,918
2.25%, 09/04/29 (Call 06/04/29)	493	451,637
2.63%, 05/15/24 (Call 03/15/24)	191	190,996
2.70%, 09/15/51 (Call 03/15/51)	230	181,468
2.90%, 11/03/27 (Call 08/03/27)	418	409,168
3.88%, 03/15/39 (Call 09/15/38)	182	178,406
4.15%, 05/15/48 (Call 11/15/47)	466	468,139

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)(a)	$1,140	$998,059
3.25%, 10/25/51 (Call 04/25/51)(a)	100	82,408
		25,436,745
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	124	118,872
3.84%, 05/01/25 (Call 04/01/25)	407	405,559
4.20%, 05/01/30 (Call 02/01/30)	155	149,657
		674,088
Software — 3.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	152	112,703
3.40%, 06/15/27 (Call 03/15/27)	120	118,436
4.50%, 06/15/47 (Call 12/15/46)	305	308,264
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	349	339,982
2.15%, 02/01/27 (Call 12/01/26)	653	623,093
2.30%, 02/01/30 (Call 11/01/29)	1,808	1,633,926
3.25%, 02/01/25 (Call 11/01/24)(a)	339	341,197
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	264	238,051
3.50%, 06/15/27 (Call 03/15/27)	488	479,684
4.38%, 06/15/25 (Call 03/15/25)	373	381,549
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	146	148,948
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	479	474,507
4.50%, 12/01/27 (Call 09/01/27)	563	567,003
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	365	279,349
4.80%, 03/01/26 (Call 12/01/25)	402	416,456
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	52	48,520
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	357	335,916
4.40%, 07/01/49 (Call 01/01/49)	205	185,806
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,414	1,413,844
2.40%, 08/08/26 (Call 05/08/26)	1,164	1,141,081
2.53%, 06/01/50 (Call 12/01/49)	543	421,547
2.68%, 06/01/60 (Call 12/01/59)	462	353,361
2.70%, 02/12/25 (Call 11/12/24)	1,579	1,580,247
2.88%, 02/06/24 (Call 12/06/23)	1,135	1,142,809
2.92%, 03/17/52 (Call 09/17/51)	1,580	1,316,042
3.04%, 03/17/62 (Call 09/17/61)	125	102,620
3.13%, 11/03/25 (Call 08/03/25)	1,935	1,950,441
3.30%, 02/06/27 (Call 11/06/26)	1,474	1,491,541
3.45%, 08/08/36 (Call 02/08/36)	223	218,234
3.50%, 02/12/35 (Call 08/12/34)	750	736,275
3.50%, 11/15/42	170	158,246
3.63%, 12/15/23 (Call 09/15/23)	1,007	1,026,395
3.70%, 08/08/46 (Call 02/08/46)	390	379,669
3.75%, 02/12/45 (Call 08/12/44)(a)	515	493,751
3.95%, 08/08/56 (Call 02/08/56)	350	343,889
4.00%, 02/12/55 (Call 08/12/54)	30	29,807
4.10%, 02/06/37 (Call 08/06/36)	290	304,033
4.20%, 11/03/35 (Call 05/03/35)	205	215,400
4.25%, 02/06/47 (Call 08/06/46)(a)	105	109,741
Security	Par (000)	Value

Software (continued)
4.45%, 11/03/45 (Call 05/03/45)	$275	$294,118
4.50%, 10/01/40	110	118,584
5.30%, 02/08/41	25	29,608
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	250	218,720
3.25%, 05/15/30 (Call 02/15/30)	277	246,405
3.60%, 04/01/40 (Call 10/01/39)	228	177,459
3.60%, 04/01/50 (Call 10/01/49)	519	375,886
3.80%, 11/15/37 (Call 05/15/37)	220	182,576
3.85%, 07/15/36 (Call 01/15/36)	256	216,932
3.85%, 04/01/60 (Call 10/01/59)	628	450,653
3.90%, 05/15/35 (Call 11/15/34)	341	294,102
3.95%, 03/25/51 (Call 09/25/50)	359	275,945
4.00%, 07/15/46 (Call 01/15/46)	546	426,950
4.00%, 11/15/47 (Call 05/15/47)	371	290,968
4.10%, 03/25/61 (Call 09/25/60)	332	249,252
4.13%, 05/15/45 (Call 11/15/44)	481	384,473
4.30%, 07/08/34 (Call 01/08/34)	367	337,229
4.38%, 05/15/55 (Call 11/15/54)	182	146,523
4.50%, 07/08/44 (Call 01/08/44)	167	142,060
5.38%, 07/15/40	516	495,953
6.13%, 07/08/39	189	196,930
6.50%, 04/15/38	175	188,785
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	139	136,352
2.95%, 09/15/29 (Call 06/15/29)	311	283,178
3.80%, 12/15/26 (Call 09/15/26)	254	253,614
3.85%, 12/15/25 (Call 09/15/25)	107	107,677
4.20%, 09/15/28 (Call 06/15/28)	98	98,850
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	223	175,490
3.05%, 07/15/61 (Call 01/15/61)	273	210,791
3.70%, 04/11/28 (Call 01/11/28)	2,562	2,596,203
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	275	224,276
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	390	384,150
4.50%, 05/15/25 (Call 04/15/25)	403	410,133
4.65%, 05/15/27 (Call 03/15/27)	652	665,249
4.70%, 05/15/30 (Call 02/15/30)	547	542,553
		33,790,990
Telecommunications — 4.4%
America Movil SAB de CV
4.38%, 07/16/42	10	9,444
4.38%, 04/22/49 (Call 10/22/48)(a)	32	30,794
6.13%, 11/15/37	30	33,733
6.13%, 03/30/40	270	306,223
AT&T Inc.
3.50%, 09/15/53 (Call 03/15/53)	880	708,356
3.55%, 09/15/55 (Call 03/15/55)	965	770,292
3.65%, 06/01/51 (Call 12/01/50)	350	289,089
3.65%, 09/15/59 (Call 03/15/59)	903	720,576
3.80%, 12/01/57 (Call 06/01/57)	898	742,179
3.85%, 06/01/60 (Call 12/01/59)	252	207,346
4.10%, 02/15/28 (Call 11/15/27)	80	80,810
4.25%, 03/01/27 (Call 12/01/26)	35	35,899
4.30%, 02/15/30 (Call 11/15/29)	37	37,344
4.30%, 12/15/42 (Call 06/15/42)	545	508,648
4.35%, 03/01/29 (Call 12/01/28)	210	212,602
4.35%, 06/15/45 (Call 12/15/44)	160	146,909
4.50%, 05/15/35 (Call 11/15/34)	494	493,639

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 03/09/48 (Call 09/09/47)	$344	$330,402
4.55%, 03/09/49 (Call 09/09/48)	149	141,504
4.65%, 06/01/44 (Call 12/01/43)	75	72,357
4.75%, 05/15/46 (Call 11/15/45)	286	282,654
4.80%, 06/15/44 (Call 12/15/43)	32	31,632
4.85%, 03/01/39 (Call 09/01/38)	300	301,626
4.90%, 08/15/37 (Call 02/14/37)	63	64,157
5.15%, 03/15/42	162	162,541
5.15%, 11/15/46 (Call 05/15/46)	80	82,934
5.15%, 02/15/50 (Call 08/14/49)	96	101,190
5.25%, 03/01/37 (Call 09/01/36)	183	197,492
5.35%, 09/01/40	262	277,290
5.45%, 03/01/47 (Call 09/01/46)	55	59,955
5.65%, 02/15/47 (Call 08/15/46)	85	95,338
5.70%, 03/01/57 (Call 09/01/56)	84	93,600
6.00%, 08/15/40 (Call 05/15/40)	68	75,752
6.38%, 03/01/41	40	46,529
6.55%, 02/15/39	5	5,869
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	145	122,151
4.30%, 07/29/49 (Call 01/29/49)	103	95,967
4.46%, 04/01/48 (Call 10/01/47)	86	82,587
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	407	413,988
5.13%, 12/04/28 (Call 09/04/28)(a)	732	750,542
9.63%, 12/15/30	938	1,221,698
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	446	444,992
2.50%, 09/20/26 (Call 06/20/26)	344	335,734
2.95%, 02/28/26	596	591,846
3.50%, 06/15/25(a)	451	457,404
3.63%, 03/04/24	413	420,108
5.50%, 01/15/40	609	693,298
5.90%, 02/15/39	557	657,605
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	99	85,183
4.38%, 11/15/57 (Call 05/15/57)	128	116,192
4.70%, 03/15/37	15	14,833
4.75%, 03/15/42	111	109,896
5.35%, 11/15/48 (Call 05/15/48)	81	86,184
5.45%, 11/15/79 (Call 05/19/79)	192	191,159
5.75%, 08/15/40	65	72,198
5.85%, 11/15/68 (Call 05/15/68)	164	171,141
Deutsche Telekom International Finance BV
8.75%, 06/15/30	295	375,721
9.25%, 06/01/32	100	137,422
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)(a)	92	87,117
5.95%, 03/15/41	115	117,178
Koninklijke KPN NV, 8.38%, 10/01/30	1,209	1,493,127
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	130	106,071
4.00%, 09/01/24	437	440,216
4.60%, 02/23/28 (Call 11/23/27)(a)	366	367,823
4.60%, 05/23/29 (Call 02/23/29)	127	124,888
5.50%, 09/01/44	242	235,079
Orange SA
5.38%, 01/13/42	510	544,374
5.50%, 02/06/44 (Call 08/06/43)(a)	260	284,006
9.00%, 03/01/31	249	331,782
Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	$71	$68,379
3.63%, 12/15/25 (Call 09/15/25)	164	163,762
3.70%, 11/15/49 (Call 05/15/49)(a)	270	219,745
4.30%, 02/15/48 (Call 08/15/47)	88	76,411
4.35%, 05/01/49 (Call 11/01/48)	243	217,023
4.50%, 03/15/43 (Call 09/15/42)	80	72,987
4.55%, 03/15/52 (Call 09/15/51)(c)	130	120,873
5.00%, 03/15/44 (Call 09/15/43)	262	258,259
5.45%, 10/01/43 (Call 04/01/43)	155	157,037
7.50%, 08/15/38(a)	75	94,231
Telefonica Emisiones SA
4.10%, 03/08/27	292	291,629
4.67%, 03/06/38	135	126,191
4.90%, 03/06/48	133	120,506
5.21%, 03/08/47	508	481,330
5.52%, 03/01/49 (Call 09/01/48)	207	204,727
7.00%, 06/20/36	438	513,761
Telefonica Europe BV, 8.25%, 09/15/30	269	334,536
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	532	515,263
3.70%, 09/15/27 (Call 06/15/27)	561	561,078
4.30%, 06/15/49 (Call 12/15/48)	207	196,416
4.60%, 11/16/48 (Call 05/16/48)	374	371,588
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	280	220,433
3.30%, 02/15/51 (Call 08/15/50)	521	403,379
3.40%, 10/15/52 (Call 04/15/52)(c)	195	151,464
3.60%, 11/15/60 (Call 05/15/60)	224	173,309
3.60%, 11/15/60 (Call 05/15/60)(c)	180	135,684
3.75%, 04/15/27 (Call 02/15/27)	78	76,939
3.88%, 04/15/30 (Call 01/15/30)	569	547,304
4.38%, 04/15/40 (Call 10/15/39)	317	297,787
4.50%, 04/15/50 (Call 10/15/49)	577	538,231
Verizon Communications Inc.
2.63%, 08/15/26	111	106,874
2.88%, 11/20/50 (Call 05/20/50)	331	247,214
2.99%, 10/30/56 (Call 04/30/56)	983	728,482
3.00%, 03/22/27 (Call 01/22/27)	90	87,442
3.00%, 11/20/60 (Call 05/20/60)	380	276,724
3.15%, 03/22/30 (Call 12/22/29)	133	124,423
3.38%, 02/15/25	289	291,867
3.55%, 03/22/51 (Call 09/22/50)	715	606,113
3.70%, 03/22/61 (Call 09/22/60)	723	604,797
3.85%, 11/01/42 (Call 05/01/42)	298	268,239
3.88%, 02/08/29 (Call 11/08/28)(a)	297	295,975
4.00%, 03/22/50 (Call 09/22/49)	106	96,954
4.02%, 12/03/29 (Call 09/03/29)	104	103,216
4.13%, 03/16/27	139	142,394
4.13%, 08/15/46	250	234,762
4.27%, 01/15/36	613	605,172
4.33%, 09/21/28	321	326,573
4.40%, 11/01/34 (Call 05/01/34)	578	582,300
4.50%, 08/10/33	1,183	1,204,519
4.52%, 09/15/48	105	105,303
4.67%, 03/15/55	15	15,160
4.75%, 11/01/41	286	286,232
4.81%, 03/15/39	368	382,216
4.86%, 08/21/46	692	722,801
5.01%, 04/15/49	5	5,358

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.01%, 08/21/54	$65	$69,383
5.25%, 03/16/37	647	706,666
5.50%, 03/16/47	42	47,478
5.85%, 09/15/35	40	44,928
6.40%, 09/15/33	10	11,740
6.55%, 09/15/43	10	12,434
7.75%, 12/01/30	40	49,521
Vodafone Group PLC
3.75%, 01/16/24	25	25,342
4.13%, 05/30/25	396	403,009
4.25%, 09/17/50	284	251,277
4.38%, 05/30/28	412	420,005
4.38%, 02/19/43	282	257,652
4.88%, 06/19/49	121	116,922
5.00%, 05/30/38	346	349,789
5.13%, 06/19/59	120	117,502
5.25%, 05/30/48	714	713,672
6.15%, 02/27/37	340	382,391
6.25%, 11/30/32	118	133,044
7.88%, 02/15/30	242	293,686
		40,104,028
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	236	234,945
3.50%, 09/15/27 (Call 06/15/27)	257	248,391
3.55%, 11/19/26 (Call 09/19/26)	437	427,858
3.90%, 11/19/29 (Call 08/19/29)	350	334,642
5.10%, 05/15/44 (Call 11/15/43)	342	327,769
6.35%, 03/15/40(a)	248	268,172
		1,841,777
Transportation — 2.4%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	89	70,952
3.55%, 02/15/50 (Call 08/15/49)	138	120,478
3.90%, 08/01/46 (Call 02/01/46)	160	147,685
4.05%, 06/15/48 (Call 12/15/47)	220	208,091
4.13%, 06/15/47 (Call 12/15/46)	40	38,264
4.15%, 04/01/45 (Call 10/01/44)	173	165,160
4.15%, 12/15/48 (Call 06/15/48)	139	133,076
4.38%, 09/01/42 (Call 03/01/42)	65	63,896
4.40%, 03/15/42 (Call 09/15/41)(a)	84	82,446
4.45%, 03/15/43 (Call 09/15/42)	141	139,459
4.55%, 09/01/44 (Call 03/01/44)	117	117,535
4.70%, 09/01/45 (Call 03/01/45)	108	110,467
4.90%, 04/01/44 (Call 10/01/43)	177	184,854
4.95%, 09/15/41 (Call 03/15/41)	33	34,593
5.05%, 03/01/41 (Call 09/01/40)	50	52,832
5.15%, 09/01/43 (Call 03/01/43)	164	178,038
5.40%, 06/01/41 (Call 12/01/40)	65	71,520
5.75%, 05/01/40 (Call 11/01/39)	56	64,058
6.15%, 05/01/37	40	48,274
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	355	290,788
3.65%, 02/03/48 (Call 08/03/47)	491	435,001
4.45%, 01/20/49 (Call 07/20/48)(a)	345	343,589
6.20%, 06/01/36	83	97,295
6.25%, 08/01/34	37	43,564
6.38%, 11/15/37	117	139,616
6.90%, 07/15/28	107	124,352
Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	$182	$159,377
2.90%, 02/01/25 (Call 11/01/24)	72	71,047
3.10%, 12/02/51 (Call 06/02/51)	170	133,443
4.00%, 06/01/28 (Call 03/01/28)(a)	194	195,992
4.80%, 09/15/35 (Call 03/15/35)	58	59,732
4.80%, 08/01/45 (Call 02/01/45)	90	91,212
5.95%, 05/15/37	136	156,288
6.13%, 09/15/2115 (Call 03/15/2115)	269	301,971
7.13%, 10/15/31	55	66,733
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	645	637,292
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	191	171,167
2.60%, 11/01/26 (Call 08/01/26)	60	57,416
3.25%, 06/01/27 (Call 03/01/27)	59	57,595
3.35%, 11/01/25 (Call 08/01/25)(a)	74	73,936
3.35%, 09/15/49 (Call 03/15/49)	141	115,386
3.80%, 03/01/28 (Call 12/01/27)	196	196,022
3.80%, 11/01/46 (Call 05/01/46)	218	192,926
3.80%, 04/15/50 (Call 10/15/49)	71	62,344
3.95%, 05/01/50 (Call 11/01/49)	299	269,247
4.10%, 03/15/44 (Call 09/15/43)	266	242,451
4.25%, 03/15/29 (Call 12/15/28)	258	262,605
4.25%, 11/01/66 (Call 05/01/66)	137	121,860
4.30%, 03/01/48 (Call 09/01/47)	390	371,553
4.40%, 03/01/43 (Call 09/01/42)	189	177,199
4.50%, 03/15/49 (Call 09/15/48)	123	119,854
4.50%, 08/01/54 (Call 02/01/54)	95	91,993
4.65%, 03/01/68 (Call 09/01/67)	100	95,385
4.75%, 05/30/42 (Call 11/30/41)	169	168,758
4.75%, 11/15/48 (Call 05/15/48)	139	141,923
5.50%, 04/15/41 (Call 10/15/40)	103	112,342
6.00%, 10/01/36	76	86,701
6.15%, 05/01/37	125	147,054
6.22%, 04/30/40	60	70,498
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	134	125,437
3.40%, 02/15/28 (Call 11/15/27)	45	43,956
3.88%, 08/01/42	67	57,675
3.90%, 02/01/35	80	74,292
4.05%, 02/15/48 (Call 08/15/47)	177	153,912
4.10%, 04/15/43	47	41,489
4.10%, 02/01/45	262	229,580
4.20%, 10/17/28 (Call 07/17/28)	151	153,658
4.25%, 05/15/30 (Call 02/15/30)	119	118,989
4.40%, 01/15/47 (Call 07/15/46)	173	157,767
4.55%, 04/01/46 (Call 10/01/45)	154	143,336
4.75%, 11/15/45 (Call 05/15/45)	223	215,875
4.90%, 01/15/34(a)	174	179,911
4.95%, 10/17/48 (Call 04/17/48)	197	193,710
5.10%, 01/15/44	148	148,462
5.25%, 05/15/50 (Call 11/15/49)(a)	83	85,527
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	308	282,054
3.50%, 05/01/50 (Call 11/01/49)	315	258,098
4.20%, 11/15/69 (Call 05/15/69)	210	182,257
4.30%, 05/15/43 (Call 11/15/42)	207	185,244
4.70%, 05/01/48 (Call 11/01/47)(a)	336	330,436
4.95%, 08/15/45 (Call 02/15/45)	346	343,803

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	$213	$193,427
2.90%, 06/15/26 (Call 03/15/26)	158	153,064
2.90%, 08/25/51 (Call 02/25/51)	15	11,532
3.15%, 06/01/27 (Call 03/01/27)(a)	69	67,178
3.16%, 05/15/55 (Call 11/15/54)	105	80,998
3.40%, 11/01/49 (Call 05/01/49)	154	126,205
3.65%, 08/01/25 (Call 06/01/25)	153	153,334
3.70%, 03/15/53 (Call 09/15/52)	80	69,368
3.80%, 08/01/28 (Call 05/01/28)	185	184,003
3.85%, 01/15/24 (Call 10/15/23)	40	40,418
3.94%, 11/01/47 (Call 05/01/47)	224	202,574
3.95%, 10/01/42 (Call 04/01/42)	93	84,459
4.05%, 08/15/52 (Call 02/15/52)	305	278,773
4.10%, 05/15/49 (Call 11/15/48)	204	188,110
4.10%, 05/15/2121 (Call 11/15/2120)	100	80,090
4.15%, 02/28/48 (Call 08/28/47)	363	337,674
4.45%, 06/15/45 (Call 12/15/44)	103	100,475
4.65%, 01/15/46 (Call 07/15/45)	123	123,076
4.84%, 10/01/41	308	314,862
7.80%, 05/15/27(a)	10	11,670
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	177	172,115
2.85%, 03/01/27 (Call 02/01/27)	45	42,627
2.90%, 12/01/26 (Call 10/01/26)	264	250,882
3.65%, 03/18/24 (Call 02/18/24)	191	190,950
3.75%, 06/09/23 (Call 05/09/23)(a)	38	38,176
3.88%, 12/01/23 (Call 11/01/23)	196	197,989
4.63%, 06/01/25 (Call 05/01/25)	400	406,700
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	96	86,795
2.95%, 03/10/52 (Call 09/10/51)	40	31,187
3.25%, 02/05/50 (Call 08/05/49)	372	308,120
3.35%, 08/15/46 (Call 02/15/46)	63	52,797
3.38%, 02/01/35 (Call 08/01/34)	80	73,507
3.50%, 02/14/53 (Call 08/14/52)	450	389,327
3.55%, 08/15/39 (Call 02/15/39)	137	123,499
3.55%, 05/20/61 (Call 11/20/60)	25	20,862
3.60%, 09/15/37 (Call 03/15/37)	82	76,601
3.70%, 03/01/29 (Call 12/01/28)(a)	104	103,092
3.75%, 02/05/70 (Call 08/05/69)	148	123,648
3.80%, 10/01/51 (Call 04/01/51)	276	249,418
3.80%, 04/06/71 (Call 10/06/70)	220	185,768
3.84%, 03/20/60 (Call 09/20/59)	155	137,152
3.85%, 02/14/72 (Call 08/14/71)	57	48,701
3.88%, 02/01/55 (Call 08/01/54)	178	159,160
3.95%, 09/10/28 (Call 06/10/28)	143	145,207
3.95%, 08/15/59 (Call 02/15/59)	188	168,773
4.00%, 04/15/47 (Call 10/15/46)	188	175,816
4.05%, 11/15/45 (Call 05/15/45)	67	61,192
4.05%, 03/01/46 (Call 09/01/45)	118	110,679
4.10%, 09/15/67 (Call 03/15/67)	86	77,381
4.30%, 03/01/49 (Call 09/01/48)	158	154,606
4.50%, 09/10/48 (Call 03/10/48)	198	197,178
6.63%, 02/01/29	3	3,464
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	165	152,227
3.40%, 03/15/29 (Call 12/15/28)	235	231,771
3.40%, 11/15/46 (Call 05/15/46)	100	86,711
3.40%, 09/01/49 (Call 03/01/49)(a)	302	263,522
Security	Par/ Shares (000)	Value

Transportation (continued)
3.63%, 10/01/42	$141	$127,065
3.75%, 11/15/47 (Call 05/15/47)	176	162,033
4.25%, 03/15/49 (Call 09/15/48)	236	232,998
4.45%, 04/01/30 (Call 01/01/30)	120	125,854
4.88%, 11/15/40 (Call 05/15/40)	98	103,485
5.20%, 04/01/40 (Call 10/01/39)	170	185,441
5.30%, 04/01/50 (Call 10/01/49)	25	28,468
6.20%, 01/15/38	652	781,011
		22,335,898
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	75	54,077
3.25%, 03/30/25 (Call 12/30/24)	83	81,736
3.25%, 09/15/26 (Call 06/15/26)(a)	30	28,992
3.50%, 03/15/28 (Call 12/15/27)	159	153,222
3.85%, 03/30/27 (Call 12/30/26)	91	89,878
4.35%, 02/15/24 (Call 01/15/24)	156	158,292
4.55%, 11/07/28 (Call 08/07/28)(a)	253	254,407
4.70%, 04/01/29 (Call 01/01/29)	178	180,978
5.20%, 03/15/44 (Call 09/15/43)	70	68,620
		1,070,202
Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)(a)	181	164,551
2.95%, 09/01/27 (Call 06/01/27)	33	31,687
3.45%, 06/01/29 (Call 03/01/29)(a)	172	164,755
3.45%, 05/01/50 (Call 11/01/49)	288	239,417
3.75%, 09/01/28 (Call 06/01/28)	134	132,426
3.75%, 09/01/47 (Call 03/01/47)	251	218,646
4.00%, 12/01/46 (Call 06/01/46)	115	102,619
4.15%, 06/01/49 (Call 12/01/48)	198	182,211
4.20%, 09/01/48 (Call 03/01/48)	287	267,725
4.30%, 12/01/42 (Call 06/01/42)	87	83,041
4.30%, 09/01/45 (Call 03/01/45)	165	153,434
4.45%, 06/01/32	100	102,640
6.59%, 10/15/37	212	256,147
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	164	146,741
3.35%, 04/15/50 (Call 10/15/49)(a)	154	120,292
3.57%, 05/01/29 (Call 02/01/29)	109	103,999
4.28%, 05/01/49 (Call 11/01/48)	246	223,316
5.30%, 05/01/52	100	103,975
		2,797,622
Total Corporate Bonds & Notes — 98.3%
(Cost: $1,029,057,945)		906,714,504

Short-Term Securities

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	38,930	38,929,824

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	10,100	$10,100,000
		49,029,824
Total Short-Term Securities — 5.3%
(Cost: $49,029,441)		49,029,824

Total Investments in Securities — 103.6%
(Cost: $1,078,087,386)		955,744,328

Liabilities in Excess of Other Assets — (3.6)%		(33,294,103)

Net Assets — 100.0%		$922,450,225

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$46,713,665	$—		$(7,773,744	)(a)	$(13,547)	$3,450	$38,929,824	38,930	$24,839	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,390,000	5,710,000	(a)	—		—	—	10,100,000	10,100	7,333		—
						$(13,547)	$3,450	$49,029,824		$32,172		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$906,714,504	$—	$906,714,504
Money Market Funds	49,029,824	—	—	49,029,824
	$49,029,824	$906,714,504	$—	$955,744,328

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate